                                                           File No. 333-43515
                                                                        --------
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /
      Post-Effective Amendment No. 5                                      /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):


      ---     immediately upon filing pursuant to paragraph (b) of Rule 485
       x      on September 1, 1999 pursuant to paragraph (b) of Rule 485
      ---     60 days after filing pursuant to paragraph (a)(1) of Rule 485 on date pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:
      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                Ohio National Life
                                    Ohio National Variable Account A
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (888) 744-7355

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Morgan Stanley Dean Witter Universal Funds, Inc., Salomon Brothers Variable Series Funds Inc and Strong Variable Insurance Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 1999. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                               SEPTEMBER 1, 1999


Form 8521

                               TABLE OF CONTENTS

Available Funds.............................................      2
Fee Table...................................................      3
  Financial Statements......................................      9
  Ohio National Life........................................     10
  Ohio National Variable Account A..........................     10
  The Funds.................................................     11
Distribution of Variable Annuity Contracts..................     12
Deductions and Expenses.....................................     12
  Surrender Charge..........................................     12
  Contract Administration Charge............................     12
  Deduction for Administrative Expenses.....................     13
  Deduction for Risk Undertakings...........................     13
  Transfer Fee..............................................     13
  Deduction for State Premium Tax...........................     13
  Fund Expenses.............................................     13
Description of Variable Annuity Contracts...................     13
  10-Day Free Look..........................................     13
  Accumulation Period.......................................     14
  Annuity Period............................................     19
  Contract Owner Inquiries..................................     21
  Performance Data..........................................     21
Federal Tax Status..........................................     21
IRA Disclosure Statement....................................     26

                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                      INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                        Ohio National Investments, Inc.
Equity Portfolio                              (Legg Mason Fund Adviser, Inc.)
Bond Portfolio                                Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio fund)    Ohio National Investments, Inc.
S&P 500 Index Portfolio                       Ohio National Investments, Inc.
International Portfolio                       (Federated Global Investment Management Corp.)
International Small Company Portfolio         (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                (T. Rowe Price Associates, Inc.)
Growth & Income Portfolio                     (RS Investment Management, L.P.)
Capital Growth Portfolio                      (RS Investment Management, L.P.)
High Income Bond Portfolio                    (Federated Investment Counseling)
Equity Income Portfolio                       (Federated Investment Counseling)
Blue Chip Portfolio                           (Federated Investment Counseling)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios              (First Trust Advisors L.P.)
The Dow(SM)Target 5 Portfolios                (First Trust Advisors, L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund          Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund           Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund             Goldman Sachs Asset Management
Goldman Sachs Global Income Fund              Goldman Sachs Asset Management International


Form 8521


JANUS ASPEN SERIES
Growth Portfolio                              Janus Capital Corporation
International Growth Portfolio                Janus Capital Corporation
Worldwide Growth Portfolio                    Janus Capital Corporation
Balanced Portfolio                            Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio           J.P. Morgan Investment Management, Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                           Lazard Asset Management
Emerging Markets Portfolio                    Lazard Asset Management
MITCHELL HUTCHINS SERIES TRUST
Strategic Income Portfolio                    Mitchell Hutchins Assets Management Inc.
Growth & Income Portfolio                     Mitchell Hutchins Assets Management Inc.
Tactical Allocation Portfolio                 Mitchell Hutchins Assets Management Inc.
Small Cap Portfolio                           Mitchell Hutchins Assets Management Inc.
MORGAN STANLEY DEAN WITTER UNIVERSAL
  FUNDS, INC.
Fixed Income Portfolio                        Miller Anderson Sherrerd, LLP
Value Portfolio                               Miller Anderson Sherrerd, LLP
U.S. Real Estate Portfolio                    Morgan Stanley Dean Witter Investment Management, Inc.
Emerging Markets Debt Portfolio               Morgan Stanley Dean Witter Investment Management, Inc.
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                  Salomon Brothers Asset Management Inc
Total Return Fund                             Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)        Salomon Brothers Asset Management Inc
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                 Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid             Strong Capital Management, Inc.
  cap/small cap fund)
Strong Schafer Value Fund II                  Strong Capital Management, Inc.

                                   FEE TABLE

             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
             ----------------------------------                   -----        -------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn; the                                            1st            6%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            6%
                                                                   3rd            5%
                                                                   4th            4%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%

Exchange (transfer) Fee  $10 (currently no charge for the first transfer each calendar month)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES (as a percentage of average
  account value)
Mortality and Expense Risk Fees***                       1.15%
Account Fees and Expenses                                0.25%
                                                         ----
Total VAA Annual Expenses                                1.40%

*** The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

In those states permitting an optional increasing death benefit, we may charge up to 0.25% of the death benefit amount if you choose one of those options. See Death Benefit for details.

Form 8521

FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)


                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND:
  Money Market*                                  0.30%      0.16%       0.46%         0.05%         0.41%
  Equity                                         0.80%      0.11%       0.91%         0.00%         0.91%
  Bond                                           0.58%      0.14%       0.72%         0.00%         0.72%
  Omni                                           0.54%      0.11%       0.65%         0.00%         0.65%
  S&P 500 Index                                  0.40%      0.09%       0.49%         0.00%         0.49%
  International*                                 0.90%      0.27%       1.17%         0.05%         1.12%
  International Small Company                    1.00%      0.40%       1.40%         0.00%         1.40%
  Capital Appreciation                           0.80%      0.13%       0.93%         0.00%         0.93%
  Growth & Income                                0.85%      0.12%       0.97%         0.00%         0.97%
  Capital Growth                                 0.90%      0.40%       1.30%         0.00%         1.30%
  High Income Bond                               0.75%      0.05%       0.80%         0.00%         0.80%
  Equity Income                                  0.75%      0.43%       1.18%         0.00%         1.18%
  Blue Chip                                      0.90%      0.32%       1.22%         0.00%         1.22%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                0.60%      0.15%       0.75%         0.00%         0.75%
  Dow Target 5**                                 0.60%      0.15%       0.75%         0.00%         0.75%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*               0.75%      1.94%       2.69%         1.79%         0.90%
  Goldman Sachs CORE U.S. Equity*                0.70%      2.13%       2.83%         2.03%         0.80%
  Goldman Sachs Capital Growth*                  0.75%      1.03%       1.78%         0.68%         0.90%
  Goldman Sachs Global Income*                   0.90%      2.40%       3.30%         2.25%         1.05%
JANUS ASPEN SERIES:
  Growth*                                        0.72%      0.03%       0.75%         0.07%         0.68%
  International Growth*                          0.75%      0.20%       0.95%         0.09%         0.86%
  Worldwide Growth*                              0.67%      0.07%       0.74%         0.02%         0.72%
  Balanced                                       0.72%      0.02%       0.74%         0.00%         0.74%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                     0.60%      2.83%       3.43%         2.28%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                     0.75%     16.20%      16.95%        15.70%         1.25%
  Emerging Markets*                              1.00%     14.37%      15.37%        13.77%         1.60%
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                               0.75%      0.94%       1.69%         0.25%         1.44%
  Growth & Income                                0.70%      0.59%       1.29%         0.25%         1.04%
  Tactical Allocation                            0.50%      0.70%       1.20%         0.25%         0.95%
  Small Cap                                      1.00%      1.19%       2.19%         0.25%         1.94%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,
  INC.:
  Fixed Income*                                  0.40%      1.31%       1.71%         1.01%         0.70%
  Value*                                         0.55%      1.32%       1.87%         1.02%         0.85%
  U.S. Real Estate*                              0.80%      1.52%       2.32%         1.22%         1.10%
  Emerging Markets Debt*                         0.80%      1.26%       2.06%         0.54%         1.52%


Form 8521

                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                       1.00%      2.26%       3.26%         2.26%         1.00%
  Total Return*                                  0.80%      1.90%       2.70%         1.70%         1.00%
  Investors*                                     0.75%      1.07%       1.82%         0.82%         1.00%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                       1.00%      0.20%       1.20%         0.00%         1.20%
  Strong Opportunity II                          1.00%      0.10%       1.16%         0.00%         1.16%
  Strong Schafer Value II                        1.00%      0.20%       1.20%         0.00%         1.20%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $72       $101       $116        $213
  Equity                                                        77        116        141         265
  Bond                                                          75        111        132         245
  Omni                                                          75        109        128         238
  S&P 500 Index                                                 73        104        120         221
  International*                                                79        123        152         286
  International Small Company                                   82        131        166         313
  Capital Appreciation                                          77        117        142         267
  Growth & Income                                               77        115        139         261
  Capital Growth                                                79        121        148         279
  High Income Bond                                              76        113        136         253
  Equity Income                                                 80        125        155         291
  Blue Chip                                                     80        126        157         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               76        112        133         248
  Dow Target 5***                                               76        112        133         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              77        116        141         264
  Goldman Sachs CORE U.S. Equity*                               76        113        136         253
  Goldman Sachs Capital Growth*                                 77        116        141         264
  Goldman Sachs Global Income*                                  79        121        148         279
JANUS ASPEN SERIES:
  Growth*                                                       75        110        129         231
  International Growth*                                         77        115        138         259
  Worldwide Growth*                                             75        111        132         245
  Balanced                                                      75        111        132         245
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    80        124        153         289
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    81        127        158         298
  Emerging Markets*                                             84        137        175         332


Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                             $83       $133       $168        $317
  Growth & Income                                               79        121        148         278
  Tactical Allocation                                           78        118        143         269
  Small Cap                                                     88        147        192         363
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 75        110        131         243
  Value*                                                        77        115        138         258
  U.S. Real Estate*                                             79        122        151         284
  Emerging Markets Debt*                                        83        135        172         324
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      78        119        146         274
  Total Return*                                                 78        119        146         274
  Investors*                                                    78        119        146         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      80        125        156         293
  Strong Opportunity II                                         80        124        154         290
  Strong Schafer Value II                                       80        125        156         293

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $18        $57        $98        $213
  Equity                                                        23         72        121         265
  Bond                                                          22         66        114         245
  Omni                                                          21         64        110         238
  S&P 500 Index                                                 19         59        102         221
  International*                                                26         78        134         286
  International Small Company                                   28         87        148         313
  Capital Appreciation                                          24         73        125         267
  Growth & Income                                               23         71        121         261
  Capital Growth                                                25         76        131         279
  High Income Bond                                              22         69        118         253
  Equity Income                                                 26         80        137         291
  Blue Chip                                                     27         81        139         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               22         67        115         248
  Dow Target 5**                                                22         67        115         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              23         72        123         264
  Goldman Sachs CORE U.S. Equity*                               22         69        118         253
  Goldman Sachs Capital Growth*                                 23         72        123         264
  Goldman Sachs Global Income*                                  25         76        131         279
JANUS ASPEN SERIES:
  Growth*                                                       21         65        113         231
  International Growth*                                         23         70        120         259
  Worldwide Growth*                                             22         66        114         245
  Balanced                                                      22         66        114         245


Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    26         79        136         289
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    27         82        141         298
  Emerging Markets*                                             30         93        158         332
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              29         88        150         317
  Growth & Income                                               25         76        130         278
  Tactical Allocation                                           24         73        126         269
  Small Cap                                                     34        103        174         363
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 21         66        113         243
  Value*                                                        23         70        120         258
  U.S. Real Estate*                                             25         78        133         284
  Emerging Markets Debt*                                        30         90        154         324
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      24         75        128         274
  Total Return*                                                 24         75        128         274
  Investors*                                                    24         75        128         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      26         81        138         293
  Strong Opportunity II                                         26         80        136         290
  Strong Schafer Value II                                       26         81        138         293

*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $73       $103       $118        $218
  International                                                 80        125        154         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               95        169        227         428
  Goldman Sachs CORE U.S. Equity                                96        173        234         440
  Goldman Sachs Capital Growth                                  86        143        184         348
  Goldman Sachs Global Income                                  101        187        255         477
JANUS ASPEN SERIES:
  Growth                                                        76        112        133         248
  International Growth                                          78        118        143         269
  Worldwide Growth                                              76        112        133         247
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                    102        190        261         487
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    220        482        660         968
  Emerging Markets                                             204        448        621         942

Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              85        140        180         340
  Growth & Income                                               81        128        160         302
  Tactical Allocation                                           80        125        156         293
  Small Cap                                                     90        155        204         385
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  79        121        148         278
  Value                                                         81        129        162         305
  U.S. Real Estate                                              85        141        182         344
  Emerging Markets Debt                                         89        151        197         373
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                      101        185        253         474
  Total Return                                                  97        175        237         445
  Investors                                                     89        151        198         375

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $19        $58       $101        $218
  International                                                 26         80        137         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               41        124        209         428
  Goldman Sachs CORE U.S. Equity                                42        128        216         440
  Goldman Sachs Capital Growth                                  32         98        166         348
  Goldman Sachs Global Income                                   47        142        237         477
JANUS ASPEN SERIES:
  Growth                                                        22         67        115         248
  International Growth                                          24         73        126         269
  Worldwide Growth                                              22         67        115         247
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                     48        145        243         487
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    165        435        641         968
  Emerging Markets                                             149        401        602         942
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              31         95        162         340
  Growth & Income                                               27         84        142         302
  Tactical Allocation                                           26         81        138         293
  Small Cap                                                     36        110        186         385
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  25         76        130         278
  Value                                                         28         84        144         305
  U.S. Real Estate                                              32         97        164         344
  Emerging Markets Debt                                         35        106        179         373

Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                       47        141        235         474
  Total Return                                                  43        130        219         445
  Investors                                                     35        107        180         375

** The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these
   Funds are based on estimates.

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. The Dow Target Variable Fund was first used in these contracts January 6, 1999. Ohio National Fund International Small Company Portfolio and Lazard Retirement Series, Small Cap and Emerging Markets Portfolios were first used in these contracts May 1, 1999.

OHIO NATIONAL FUND:


                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Money Market                                   1998           $10.000000         $10.257518          141,511
Bond                                           1998           $10.000000         $10.217891           31,345
Omni                                           1998           $10.000000         $ 9.379873           19,147
S&P 500 Index                                  1998           $10.000000         $11.138349          162,770
International                                  1998           $10.000000         $ 9.351988            5,885
Capital Appreciation                           1998           $10.000000         $ 9.836784           56,849
Growth & Income                                1998           $10.000000         $ 9.293575           57,455
Capital Growth                                 1998           $10.000000         $10.366153            7,682
High Income Bond                               1998           $10.000000         $ 9.888612           29,416
Equity Income                                  1998           $10.000000         $10.495750            9,168
Blue Chip                                      1998           $10.000000         $10.140937           47,254


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Goldman Sachs Growth and Income               1998           $10.000000         $ 8.848103           49,518
Goldman Sachs CORE U.S. Equity                1998           $10.000000         $10.185409           48,081
Goldman Sachs Capital Growth                  1998           $10.000000         $11.190658           41,158
Goldman Sachs Global Income                   1998           $10.000000         $10.569939            6,044

Form 8521

JANUS ASPEN SERIES:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Growth                                        1998           $10.000000         $11.557898          142,559
International Growth                          1998           $10.000000         $ 9.873298           19,644
Worldwide Growth                              1998           $10.000000         $10.504917          139,755
Balanced                                      1998           $10.000000         $11.627155          164,472

J.P. MORGAN SERIES TRUST II:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
J.P. Morgan Small Company                     1998           $10.000000         $ 8.332170          63,525

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Fixed Income                                  1998           $10.000000         $10.449435          44,089
Value                                         1998           $10.000000         $ 8.799574          45,544
U.S. Real Estate                              1998           $10.000000         $ 8.941071           9,691
Emerging Markets Debt                         1998           $10.000000         $ 6.720380           1,131

SALOMON BROTHERS VARIABLE SERIES FUNDS:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Capital                                       1998           $10.000000         $10.667226          21,659
Total Return                                  1998           $10.000000         $10.004853          28,716
Investors                                     1998           $10.000000         $10.132029          27,822

STRONG VARIABLE INSURANCE:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Strong Mid Cap Growth II                      1998           $10.000000         $11.526465          42,782
Strong Opportunity II                         1998           $10.000000         $ 9.541070          28,554
Strong Schafer Value II                       1998           $10.000000         $ 9.392680           3,481

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $7 billion and equity in excess of $710 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising

Form 8521
out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 3. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at shareholders Fund meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give

Form 8521
instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the amount you withdraw or surrender. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         5%
     4th         4%
     5th         2%
     6th         1%
7th and later    0%


During each contract year, you may make partial withdrawals of not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.


CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

Form 8521

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first transfer each calendar month.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in the South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase

Form 8521
payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

Form 8521

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND PARTIAL WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or elect a partial withdrawal (at least $1,000). The surrender charge may then apply. That charge is a percent of the total amount withdrawn. For example, if you request a partial withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a complete surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a complete surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Form 8521

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE IT.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

To elect this option, or to discontinue it, you must give us written authorization. The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

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

NURSING FACILITY CONFINEMENT

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. If the death benefit is not claimed within 90 days after the date of death, we will pay the contract value instead of any greater death benefit.

This death benefit will be the greatest of:

- the contract value; or

- the net of purchase payments less withdrawals; or

- the stepped-up death benefit amount if the contract has been in effect for at least 3 years.

For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) the net of purchase payments less withdrawals made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, you may elect an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.

In those states where permitted, you may elect a guaranteed minimum death benefit at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) the net of purchase payments less withdrawals plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional charge for this option of 0.25% of the guaranteed minimum death benefit amount.


The beneficiary may elect to continue the contract, and become the new annuitant, instead of taking the death benefit. If the beneficiary continues the contract, we will set the contract value, as of the date of death, to be equal to the death benefit on that date.


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                                       17

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

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

ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the

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

time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The

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

owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law

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

revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

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

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

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

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

Form 8521

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Form 8521

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m.  -- 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Form 8521

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Form 8521

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any

Form 8521
taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8521

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
       2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
       3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
       4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
       5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
       6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
       7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
       8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
       9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
      10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
      15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
      20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
      25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
      30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
      35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
      40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
      45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
      50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
      55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
      60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
      65                                        193,010.34      6,858.32       193,010.34      6,858.32
      70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8521


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
The Year 2000 Issue
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

Form 8521

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (888) 744-7355

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Morgan Stanley Dan Witter Universal Funds, Inc., Salomon Brothers Variable Series Funds Inc and Strong Variable Insurance Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 1999. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                               SEPTEMBER 1, 1999


Form 8900

                               TABLE OF CONTENTS


Available Funds.............................................      2
Fee Table...................................................      3
  Financial Statements......................................      9
  Ohio National Life........................................     10
  Ohio National Variable Account A..........................     10
  The Funds.................................................     11
Distribution of Variable Annuity Contracts..................     12
Deductions and Expenses.....................................     12
  Surrender Charge..........................................     12
  Contract Administration Charge............................     12
  Deduction for Administrative Expenses.....................     13
  Deduction for Risk Undertakings...........................     13
  Transfer Fee..............................................     13
  Deduction for State Premium Tax...........................     13
  Fund Expenses.............................................     13
Description of Variable Annuity Contracts...................     13
  10-Day Free Look..........................................     13
  Accumulation Period.......................................     14
  Annuity Period............................................     19
  Contract Owner Inquiries..................................     21
  Performance Data..........................................     21
Federal Tax Status..........................................     21
IRA Disclosure Statement....................................     26


                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                    INVESTMENT ADVISER (SUBADVISER)
Firstar Growth & Income Portfolio           (Firstar Investment Research & Management Co.)
Strategic Income Portfolio                  (Firstar Bank, N.A.)
Relative Value Portfolio                    (Firstar Bank, N.A.)
Money Market Portfolio                      Ohio National Investments, Inc.
Equity Portfolio                            (Legg Mason Fund Adviser, Inc.)
Bond Portfolio                              Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio fund)  Ohio National Investments, Inc.
S&P 500 Index Portfolio                     Ohio National Investments, Inc.
International Portfolio                     (Federated Global Investment Management Corp.)
International Small Company Portfolio       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio              (T. Rowe Price Associates, Inc.)
Growth & Income Portfolio                   (RS Investment Management, L.P.)
Capital Growth Portfolio                    (RS Investment Management, L.P.)
High Income Bond Portfolio                  (Federated Investment Counseling)
Equity Income Portfolio                     (Federated Investment Counseling)
Blue Chip Portfolio                         (Federated Investment Counseling)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios            (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios             (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund        Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund         Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund           Goldman Sachs Asset Management
Goldman Sachs Global Income Fund            Goldman Sachs Asset Management International
JANUS ASPEN SERIES
Growth Portfolio                            Janus Capital Corporation
International Growth Portfolio              Janus Capital Corporation
Worldwide Growth Portfolio                  Janus Capital Corporation
Balanced Portfolio                          Janus Capital Corporation


Form 8900


J.P. MORGAN SERIES TRUST II
J.P. Morgan Small Company Portfolio         J.P. Morgan Investment Management, Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                         Lazard Asset Management
Emerging Markets Portfolio                  Lazard Asset Management
MITCHELL HUTCHINS TRUST
Strategic Income Portfolio                  Mitchell Hutchins Asset Management Inc.
Growth & Income Portfolio                   Mitchell Hutchins Asset Management Inc.
Tactical Allocation Portfolio               Mitchell Hutchins Asset Management Inc.
Small Cap Portfolio                         Mitchell Hutchins Asset Management Inc.
MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.
Fixed Income Portfolio                      Miller Anderson Sherrerd, LLP
Value Portfolio                             Miller Anderson Sherrerd, LLP
U.S. Real Estate Portfolio                  Morgan Stanley Dean Witter Investment Management, Inc.
Emerging Markets Debt Portfolio             Morgan Stanley Dean Witter Investment Management, Inc.
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                Salomon Brothers Asset Management Inc
Total Return Fund                           Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)      Salomon Brothers Asset Management Inc
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II               Strong Capital Management, Inc.
Strong Opportunity Fund II                  Strong Capital Management, Inc. (a mid cap/ small cap
                                            fund)
Strong Schafer Value Fund II                Strong Capital Management, Inc.

                                   FEE TABLE

     CONTRACTOWNER TRANSACTION EXPENSES
     ----------------------------------
Deferred Sales Load (this "surrender charge"        YEARS            PAYMENT
is a percentage of value withdrawn; the             -----            ----
percentage varies with number of years from         1st               6%
purchase payments to which values relate)           2nd               6%
                                                    3rd               5%
                                                    4th               4%
                                                    5th               2%
                                                    6th               1%
                                                    7th and later     0%
Exchange (transfer) Fee                             $10 (currently no charge for the first transfer each
                                                    calendar month)
Annual Contract Fee                                 $30 (no fee if contract value exceeds $50,000)

VAA ANNUAL EXPENSES
  (as a percentage of average account value)
Mortality and Expense Risk Fees***                     1.15%
Account Fees and Expenses                              0.25%
                                                       ----
Total VAA Annual Expenses                              1.40%

***The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

In those states permitting an optional increasing death benefit, we may charge up to 0.25% of the death benefit amount if you choose one of those options. See Death Benefit for details.

Form 8900

FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)


                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND:
  Firstar Growth & Income                        0.90%      0.43%       1.33%         0.00%         1.33%
  Strategic Income                               0.80%      0.38%       1.18%         0.00%         1.18%
  Relative Value                                 0.90%      0.18%       1.08%         0.00%         1.08%
  Money Market*                                  0.30%      0.16%       0.46%         0.05%         0.41%
  Equity                                         0.80%      0.11%       0.91%         0.00%         0.91%
  Bond                                           0.58%      0.14%       0.72%         0.00%         0.72%
  Omni                                           0.54%      0.11%       0.65%         0.00%         0.65%
  S&P 500 Index                                  0.40%      0.09%       0.49%         0.00%         0.49%
  International*                                 0.90%      0.27%       1.17%         0.05%         1.12%
  International Small Company                    1.00%      0.40%       1.40%         0.00%         1.40%
  Capital Appreciation                           0.80%      0.13%       0.93%         0.00%         0.93%
  Growth & Income                                0.85%      0.12%       0.97%         0.00%         0.97%
  Capital Growth                                 0.90%      0.40%       1.30%         0.00%         1.30%
  High Income Bond                               0.75%      0.05%       0.80%         0.00%         0.80%
  Equity Income                                  0.75%      0.43%       1.18%         0.00%         1.18%
  Blue Chip                                      0.90%      0.32%       1.22%         0.00%         1.22%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                0.60%      0.15%       0.75%         0.00%         0.75%
  Dow Target 5**                                 0.60%      0.15%       0.75%         0.00%         0.75%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*               0.75%      1.94%       2.69%         1.79%         0.90%
  Goldman Sachs CORE U.S. Equity*                0.70%      2.13%       2.83%         2.03%         0.80%
  Goldman Sachs Capital Growth*                  0.75%      1.03%       1.78%         0.68%         0.90%
  Goldman Sachs Global Income*                   0.90%      2.40%       3.30%         2.25%         1.05%
JANUS ASPEN SERIES:
  Growth*                                        0.72%      0.03%       0.75%         0.07%         0.68%
  International Growth*                          0.75%      0.20%       0.95%         0.09%         0.86%
  Worldwide Growth*                              0.67%      0.07%       0.74%         0.02%         0.72%
  Balanced                                       0.72%      0.02%       0.74%         0.00%         0.74%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                     0.60%      2.83%       3.43%         2.28%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                     0.75%     16.20%      16.95%        15.70%         1.25%
  Emerging Markets*                              1.00%     14.37%      15.37%        13.77%         1.60%
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                               0.75%      0.94%       1.69%         0.25%         1.44%
  Growth & Income                                0.70%      0.59%       1.29%         0.25%         1.04%
  Tactical Allocation                            0.50%      0.70%       1.20%         0.25%         0.95%
  Small Cap                                      1.00%      1.19%       2.19%         0.25%         1.94%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,
  INC.:
  Fixed Income*                                  0.40%      1.31%       1.71%         1.01%         0.70%
  Value*                                         0.55%      1.32%       1.87%         1.02%         0.85%
  U.S. Real Estate*                              0.80%      1.52%       2.32%         1.22%         1.10%
  Emerging Markets Debt*                         0.80%      1.26%       2.06%         0.54%         1.52%


Form 8900

                                                                     TOTAL FUND
                                                                      EXPENSES       TOTAL       TOTAL FUND
                                                                      WITHOUT       WAIVERS       EXPENSES
                                             MANAGEMENT    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                                FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                             ----------   --------   ----------   -----------   -------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                       1.00%      2.26%       3.26%         2.26%         1.00%
  Total Return*                                  0.80%      1.90%       2.70%         1.70%         1.00%
  Investors*                                     0.75%      1.07%       1.82%         0.82%         1.00%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                       1.00%      0.20%       1.20%         0.00%         1.20%
  Strong Opportunity II                          1.00%      0.10%       1.16%         0.00%         1.16%
  Strong Schafer Value II                        1.00%      0.20%       1.20%         0.00%         1.20%

EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                                      $81       $129       $162        $306
  Strategic Income                                              80        125        155         291
  Relative Value                                                79        122        150         282
  Money Market*                                                 72        101        116         213
  Equity                                                        77        116        141         265
  Bond                                                          75        111        132         245
  Omni                                                          75        109        128         238
  S&P 500 Index                                                 73        104        120         221
  International*                                                79        123        152         286
  International Small Company                                   82        131        166         313
  Capital Appreciation                                          77        117        142         267
  Growth & Income                                               77        115        139         261
  Capital Growth                                                79        121        148         279
  High Income Bond                                              76        113        136         253
  Equity Income                                                 80        125        155         291
  Blue Chip                                                     80        126        157         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               76        112        133         248
  Dow Target 5**                                                76        112        133         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              77        116        141         264
  Goldman Sachs CORE U.S. Equity*                               76        113        136         253
  Goldman Sachs Capital Growth*                                 77        116        141         264
  Goldman Sachs Global Income*                                  79        121        148         279
JANUS ASPEN SERIES:
  Growth*                                                       75        110        129         231
  International Growth*                                         77        115        138         259
  Worldwide Growth*                                             75        111        132         245
  Balanced                                                      75        111        132         245
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    80        124        153         289
LAZARD RETIREMENT SERIES, INC.
  Small Cap*                                                    81        127        158         298
  Emerging Markets*                                             84        137        175         332


Form 8900

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              83        133        168         317
  Growth & Income                                               79        121        148         278
  Tactical Allocation                                           78        118        143         269
  Small Cap                                                     88        147        192         363
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 75        110        131         243
  Value*                                                        77        115        138         258
  U.S. Real Estate*                                             79        122        151         284
  Emerging Markets Debt*                                        83        135        172         324
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      78        119        146         274
  Total Return*                                                 78        119        146         274
  Investors*                                                    78        119        146         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      80        125        156         293
  Strong Opportunity II                                         80        124        154         290
  Strong Schafer Value II                                       80        125        156         293

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Firstar Growth & Income                                      $28        $85       $144        $306
  Strategic Income                                              26         80        137         291
  Relative Value                                                25         77        132         282
  Money Market *                                                18         57         98         213
  Equity                                                        23         72        121         265
  Bond                                                          22         66        114         245
  Omni                                                          21         64        110         238
  S&P 500 Index                                                 19         59        102         221
  International *                                               26         78        134         286
  International Small Company                                   28         87        148         313
  Capital Appreciation                                          24         73        125         267
  Growth & Income                                               23         71        121         261
  Capital Growth                                                25         76        131         279
  High Income Bond                                              22         69        118         253
  Equity Income                                                 26         80        137         291
  Blue Chip                                                     27         81        139         295
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10**                                               22         67        115         248
  Dow Target 5**                                                22         67        115         248
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              23         72        123         264
  Goldman Sachs CORE U.S. Equity*                               22         69        118         253
  Goldman Sachs Capital Growth*                                 23         72        123         264
  Goldman Sachs Global Income*                                  25         76        131         279
JANUS ASPEN SERIES:
  Growth*                                                       21         65        113         231
  International Growth*                                         23         70        120         259
  Worldwide Growth*                                             22         66        114         245
  Balanced                                                      22         66        114         245


Form 8900

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company*                                    26         79        136         289
LAZARD RETIREMENT SERIES, INC.
  Small Cap*                                                    27         82        141         298
  Emerging Markets*                                             30         93        158         332
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              29         88        150         317
  Growth & Income                                               25         76        130         278
  Tactical Allocation                                           24         73        126         269
  Small Cap                                                     34        103        174         363
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income*                                                 21         66        113         243
  Value*                                                        23         70        120         258
  U.S. Real Estate*                                             25         78        133         284
  Emerging Markets Debt*                                        30         90        154         324
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      24         75        128         274
  Total Return*                                                 24         75        128         274
  Investors*                                                    24         75        128         274
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      26         81        138         293
  Strong Opportunity II                                         26         80        136         290
  Strong Schafer Value II                                       26         81        138         293

*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $73       $103       $118        $218
  International                                                 80        125        154         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               95        169        227         428
  Goldman Sachs CORE U.S. Equity                                96        173        234         440
  Goldman Sachs Capital Growth                                  86        143        184         348
  Goldman Sachs Global Income                                  101        187        255         477
JANUS ASPEN SERIES:
  Growth                                                        76        112        133         248
  International Growth                                          78        118        143         269
  Worldwide Growth                                              76        112        133         247
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                    102        190        261         487
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    220        482        660         968
  Emerging Markets                                             204        448        621         942

Form 8900

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              85        140        180         340
  Growth & Income                                               81        128        160         302
  Tactical Allocation                                           80        125        156         293
  Small Cap                                                     90        155        204         385
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  79        121        148         278
  Value                                                         81        129        162         305
  U.S. Real Estate                                              85        141        182         344
  Emerging Markets Debt                                         89        151        197         373
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                      101        185        253         474
  Total Return                                                  97        175        237         445
  Investors                                                     89        151        198         375

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $19        $58       $101        $218
  International                                                 26         80        137         290
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               41        124        209         428
  Goldman Sachs CORE U.S. Equity                                42        128        216         440
  Goldman Sachs Capital Growth                                  32         98        166         348
  Goldman Sachs Global Income                                   47        142        237         477
JANUS ASPEN SERIES:
  Growth                                                        22         67        115         248
  International Growth                                          24         73        126         269
  Worldwide Growth                                              22         67        115         247
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company                                     48        145        243         487
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    165        435        641         968
  Emerging Markets                                             149        401        602         942
MITCHELL HUTCHINS SERIES TRUST:
  Strategic Income                                              31         95        162         340
  Growth & Income                                               27         84        142         302
  Tactical Allocation                                           26         81        138         293
  Small Cap                                                     36        110        186         385
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
  Fixed Income                                                  25         76        130         278
  Value                                                         28         84        144         305
  U.S. Real Estate                                              32         97        164         344
  Emerging Markets Debt                                         35        106        179         373

Form 8900

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                       47        141        235         474
  Total Return                                                  43        130        219         445
  Investors                                                     35        107        180         375

**The "Other Expenses" (and, accordingly, the Total Fund Expenses) for these Funds are based on estimates.

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. The Dow Target Variable Fund was first used in these contracts January 6, 1999. Ohio National Fund International Small Company Portfolio and Lazard Retirement Series, Small Cap and Emerging Markets Portfolios were first used in these contracts May 1,1999.

OHIO NATIONAL FUND:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                  1998           $10.000000         $10.257518          141,511
Bond                                          1998           $10.000000         $10.217891           31,345
Omni                                          1998           $10.000000         $ 9.379873           19,147
S&P 500 Index                                 1998           $10.000000         $11.138349          162,770
International                                 1998           $10.000000         $ 9.351988            5,885
Capital Appreciation                          1998           $10.000000         $ 9.836784           56,849
Growth & Income                               1998           $10.000000         $ 9.293575           57,455
Capital Growth                                1998           $10.000000         $10.366153            7,682
High Income Bond                              1998           $10.000000         $ 9.888612           29,416
Equity Income                                 1998           $10.000000         $10.495750            9,168
Blue Chip                                     1998           $10.000000         $10.140937           47,254


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

                                              YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                              DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                              -----------    -----------------    -------------    ---------------
Goldman Sachs Growth and Income                  1998           $10.000000         $ 8.848103           49,518
Goldman Sachs CORE U.S. Equity                   1998           $10.000000         $10.185409           48,081
Goldman Sachs Capital Growth                     1998           $10.000000         $11.190658           41,158
Goldman Sachs Global Income                      1998           $10.000000         $10.569939            6,044

Form 8900

JANUS ASPEN SERIES:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Growth                                        1998           $10.000000         $11.557898          142,559
International Growth                          1998           $10.000000         $ 9.873298           19,644
Worldwide Growth                              1998           $10.000000         $10.504917          139,755
Balanced                                      1998           $10.000000         $11.627155          164,472

J.P. MORGAN SERIES TRUST II:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
J.P. Morgan Small Company                     1998           $10.000000         $ 8.332170           63,525

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Fixed Income                                  1998           $10.000000         $10.449435           44,089
Value                                         1998           $10.000000         $ 8.799574           45,544
U.S. Real Estate                              1998           $10.000000         $ 8.941071            9,691
Emerging Markets Debt                         1998           $10.000000         $ 6.720380            1,131

SALOMON BROTHERS VARIABLE SERIES FUNDS:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Capital                                       1998           $10.000000         $10.667226           21,659
Total Return                                  1998           $10.000000         $10.004853           28,716
Investors                                     1998           $10.000000         $10.132029           27,822

STRONG VARIABLE INSURANCE:

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Strong Mid Cap Growth II                      1998           $10.000000         $11.526465           42,782
Strong Opportunity II                         1998           $10.000000         $ 9.541070           28,554
Strong Schafer Value II                       1998           $10.000000         $ 9.392680            3,481

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $7 billion and equity in excess of $710 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising

Form 8900
out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 3. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at shareholders Fund meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give

Form 8900
instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the amount you withdraw or surrender. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS      PAYMENT
    -----      -------
     1st          6%
     2nd          6%
     3rd          5%
     4th          4%
     5th          2%
     6th          1%
7th and later     0%


During each contract year, you may make partial withdrawals of not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.


CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

Form 8900

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first transfer each calendar month.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in the South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Indiana, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Utah and Washington, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase

Form 8900
payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,000,000.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is --

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

Form 8900

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND PARTIAL WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or elect a partial withdrawal (at least $1,000). The surrender charge may then apply. That charge is a percent of the total amount withdrawn. For example, if you request a partial withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a complete surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a complete surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. We do not endorse, approve or recommend these services.

Form 8900

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use TeleAccess once you authorize it.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

To elect this option, or to discontinue it, you must give us written authorization. The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Form 8900

NURSING FACILITY CONFINEMENT

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. (Death benefits are not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. If the death benefit is not claimed within 90 days after the date of death, we will pay the contract value instead of any greater death benefit.

This death benefit will be the greatest of:

- the contract value; or

- the net of purchase payments less withdrawals; or

- the stepped-up death benefit amount if the contract has been in effect for at least 3 years.

For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) the net of purchase payments less withdrawals made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, you may elect an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit.

In those states where permitted, you may elect a guaranteed minimum death benefit at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) the net of purchase payments less withdrawals plus (ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional charge for this option of 0.25% of the guaranteed minimum death benefit amount.


The beneficiary may elect to continue the contract, and become the new annuitant, instead of taking the death benefit. If the beneficiary continues the contract, we will set the contract value, as of the date of death, to be equal to the death benefit on that date.


Form 8900

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

Form 8900

ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the

Form 8900
time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The

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owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law

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revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

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- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

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If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax-deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

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SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

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APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m.  -- 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

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Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,000).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

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PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any

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                                       28
taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8900

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
     2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
     3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
     4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
     5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
     6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
     7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
     8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
     9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
    10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
    15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
    20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
    25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
    30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
    35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
    40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
    45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
    50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
    55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
    60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
    65                                        193,010.34      6,858.32       193,010.34      6,858.32
    70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8900


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
The Year 2000 Issue
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

Form 8900

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                               September 1, 1999



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated September 1, 1999. To get a free copy of the prospectus for VAA, write or call us at the above address.




                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants  . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               The Year 2000 Issue . . . . . . . . . . . . . . . . . . . .   4
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements. . . . . . . . . . . . . . . . . . . .   6











                                  "PREMIER VA"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                              ONESCO               ONEQ              ONESCO           ONEQ
                             Aggregate           Aggregate          Retained        Retained
Year                        Commissions         Commissions        Commissions     Commissions
----                        -----------         -----------        -----------     -----------
1998                            None              $6,658,441           None          $827,720
1997                       $   903,146             2,997,646       $   89,572         297,299
1996                         2,461,096               None             239,957           None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 3.79%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.15%. This is based upon an average contract value of $20,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:



                                                                                                              Fund
                                         One          Five         Ten           From Fund       Returns    Inception
                                         Year         Years        Years         Inception       in VAA*      Date
                                         ----         -----        -----         ---------       -------      ----
Ohio National Fund:
 Money Market                             3.90%        3.65%       3.91%            5.71%         5.71%      03-20-80
 Equity                                   4.26%       11.95%      11.10%            9.34%         9.34%      01/14/71
 Bond                                     3.76%        4.93%       6.65%            6.98%         6.98%      11-02-82
 Omni                                     3.09%       10.20%       9.96%            9.97%         9.97%      09-10-84
 S & P 500 Index                         28.21%         N/A         N/A            29.21%        29.21%      01-03-97



                                                                                                                  Fund
                                         One          Five         Ten           From Fund      Returns         Inception
                                         Year         Years        Years         Inception      in VAA*           Date
                                         ----         -----        -----         ---------      -------           ----
 International                            2.20%        6.48%        N/A             9.77%         9.77%          04-30-93
 International Small Company              2.10%         N/A         N/A             8.09%         8.09%          03-31-95
 Capital Appreciation                     4.45%         N/A         N/A            11.98%        11.98%          05-01-94
 Growth Income                            4.71%         N/A         N/A            18.85%        18.85%          01-03-97
 Capital Growth                            N/A          N/A         N/A             3.66%         3.66%          05-01-98
 High Income Bond                          N/A          N/A         N/A            (1.11%)        (1.11%)        05-01-98
 Equity Income                             N/A          N/A         N/A             4.96%         4.96%          05-01-98
 Blue Chip                                 N/A          N/A         N/A             1.41%         1.41%          05-01-98
 Strategic Income                        (2.78%)        N/A         N/A             2.06%         2.06%          01-03-97
 Relative Value                          19.05%         N/A         N/A            22.74%        22.74%          01-03-97
 Firstar Growth & Income                  1.50%         N/A         N/A             4.75%         4.75%          01-03-97
Dow Target Variable:
  Dow Target 10                            N/A          N/A         N/A              N/A           N/A           01-04-99
  Dow Target 5                             N/A          N/A         N/A              N/A           N/A           09-01-99
Goldman Sachs Variable:
  G.S. Growth and Income                  4.06%         N/A         N/A             4.06%       (11.52%)         01-02-98
  G.S. Core U.S. Equity                  13.33%         N/A         N/A            13.33%         1.85%          01-02-98
  G.S. Capital Growth                    12.35%         N/A         N/A            12.35%        11.91%          01-02-98
  G.S. Global Income                      6.84%         N/A         N/A             6.84%         5.70%          01-02-98
Janus Aspen Series:
  Growth                                 33.79%       19.74%        N/A            19.21%        15.58%          09-13-93
  International Growth                   15.62%         N/A         N/A            17.50%        (1.27%)         05-02-94
  Worldwide Growth                       27.15%       19.64%        N/A            22.32%         5.05%          09-13-93
  Balanced                               32.44%       17.46%        N/A            17.85%        16.27%          09-13-93
J.P. Morgan Series Trust II:
  Small Company                          (8.25%)        N/A         N/A            14.96%       (16.68%)         01-03-95
Lazard Retirement Series:
  Small Cap                              (4.72%)        N/A         N/A            (6.11%)         N/A           11-04-97
  Emerging Markets                      (24.35%)        N/A         N/A           (24.71%)         N/A           11-04-97
Mitchell Hutchins Series Trust:
  Strategic Income                         N/A          N/A         N/A             1.22%          N/A           09/28/98
  Growth & Income                        26.63%       15.24%        N/A            10.14%          N/A           01/02/92
  Tactical Allocation                      N/A          N/A         N/A            23.81%          N/A           09/28/98
  Small Cap                                N/A          N/A         N/A            23.73%          N/A           09/28/98
Morgan Stanley-Dean Witter Universal:
  Fixed Income                            6.41%         N/A         N/A             7.10%         4.49%          01-02-97
  U.S. Real Estate                      (12.09%)        N/A         N/A             1.37%       (10.59%)         03-03-97
  Value                                 ( 3.49%)        N/A         N/A             7.33%       (12.00%)         01-02-97
  Emerging Markets Debt                 (30.31%)        N/A         N/A           (19.49%)      (32.80%)         06-16-97
Salomon Brothers Variable:
  Capital                                16.70%         N/A         N/A            16.70%         6.67%          01-02-98
  Total Return                            4.56%         N/A         N/A             4.56%         0.05%          01-02-98
  Investors                               9.23%         N/A         N/A             9.23%         1.32%          01-02-98
Strong Variable Insurance:
  Midcap Growth II                       26.90%         N/A         N/A            26.61%        15.26%          12-31-96
  Opportunity II                         11.64%       15.05%        N/A            16.64%        (4.59%)         05-08-92
  Schafer Value II                        0.73%         N/A         N/A            (0.30%)       (6.07%)         10-10-97



* The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 1998. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Series Trust II, Morgan Stanley Dean Witter Universal, Salomon Brothers Variable and Strong Variable Insurance Funds were added to VAA May 1, 1998. The Lazard Retirement Series Funds were added to VAA May 1, 1999. The Mitchell Hutchins Series Trust was added to VAR July 1, 1999.


THE YEAR 2000 ISSUE

We believe we have succeeded in remedying the "Year 2000" problem for all mission critical internal computer systems and applications. Conversion testing and implementation for those systems were completed by December 31, 1998. During the remainder of 1999, peripheral personal computer systems will continue to be up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors intend to independently test those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be compliant. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

OHIO NATIONAL VARIABLE ACCOUNT A
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the Ohio National Equity, Ohio National Money Market, Ohio National Bond, Ohio National Omni, Ohio National International, Ohio National Capital Appreciation, Ohio National Small Cap, Ohio National Global Contrarian, Ohio National Aggressive Growth, Ohio National S&P 500 Index, Ohio National Social Awareness, Ohio National Core Growth, Ohio National Growth & Income, Ohio National Stellar, Ohio National Strategic Income, Ohio National Relative Value, Ohio National High Income Bond, Ohio National Equity Income, Ohio National Blue Chip, Ohio National Small Cap Growth, Montgomery Asset Emerging Market, Montgomery Asset Small Cap Opportunity Trust II, Fidelity Investments VIP Growth, Fidelity Investments VIP Equity Income, Fidelity Investments VIP High Income Bond, JP Morgan Small Company, Janus Aspen Series Growth, Janus Aspen Series International Growth, Janus Aspen Series Worldwide Growth, Janus Aspen Series Balanced, Salomon Brothers Variable Series Capital, Salomon Brothers Variable Series Total Return, Salomon Brothers Variable Series Investors, Strong Variable Funds Opportunity II, Strong Variable Funds Schafer Value II, Strong Variable Funds Growth II, Morgan Stanley Universal Funds Fixed Income, Morgan Stanley Universal Funds US Real Estate, Morgan Stanley Universal Funds Value, Morgan Stanley Universal Funds Emerging Market Debt, Goldman Sachs VIT Growth & Income, Goldman Sachs VIT Core US Equity, Goldman Sachs VIT Global Income and Goldman Sachs VIT Capital Growth subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                            MONEY
                                                             EQUITY        MARKET         BOND          OMNI       INTERNATIONAL
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $116,584,418   $19,173,429   $10,160,426   $86,988,408    $48,879,593
                                                          ============   ===========   ===========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $116,065,832   $19,059,891   $10,145,018   $86,852,966    $48,877,129
  Annuity reserves for contract in payment period.......       518,586       113,538        15,408       135,442          2,464
                                                          ------------   -----------   -----------   -----------    -----------
Total contract owners' equity...........................  $116,584,418   $19,173,429   $10,160,426   $86,988,408    $48,879,593
                                                          ============   ===========   ===========   ===========    ===========

                                                            CAPITAL
                                                          APPRECIATION    SMALL CAP
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........  $25,818,183    $25,836,404
                                                          ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $25,778,593    $25,836,404
  Annuity reserves for contract in payment period.......       39,590              0
                                                          -----------    -----------
Total contract owners' equity...........................  $25,818,183    $25,836,404
                                                          ===========    ===========

                                                            GLOBAL     AGGRESSIVE      CORE       GROWTH &        S&P 500
                                                          CONTRARIAN     GROWTH       GROWTH       INCOME          INDEX
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                          ----------   ----------   ----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,114,465
                                                          ==========   ==========   ==========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,106,282
  Annuity reserves for contract in payment period.......           0            0            0             0          8,183
                                                          ----------   ----------   ----------   -----------    -----------
Total contract owners' equity...........................  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,114,465
                                                          ==========   ==========   ==========   ===========    ===========

                                                             SOCIAL       STRATEGIC
                                                           AWARENESS       INCOME
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........   $1,964,101    $ 1,874,581
                                                           ==========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,964,101    $ 1,874,581
  Annuity reserves for contract in payment period.......            0              0
                                                           ----------    -----------
Total contract owners' equity...........................   $1,964,101    $ 1,874,581
                                                           ==========    ===========

                                                                                                                  HIGH
                                                                        RELATIVE       BLUE        EQUITY        INCOME
                                                           STELLAR       VALUE         CHIP        INCOME         BOND
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          ----------   ----------   ----------   ----------   -------------
Assets -- Investments at market value (note 2)..........  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
                                                          ==========   ==========    ========     =======       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
  Annuity reserves for contract in payment period.......           0            0           0           0              0
                                                          ----------   ----------    --------     -------       --------
Total contract owners' equity...........................  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
                                                          ==========   ==========    ========     =======       ========


                                                           SMALL CAP
                                                             GROWTH
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........    $176,952
                                                            ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $176,952
  Annuity reserves for contract in payment period.......           0
                                                            --------
Total contract owners' equity...........................    $176,952
                                                            ========

                                                                                              FIDELITY INVESTMENTS
                                                              MONTGOMERY ASSET       ---------------------------------------
                                                          ------------------------
                                                                                                                 VIP HIGH
                                                           EMERGING     SMALL CAP                 VIP EQUITY      INCOME
                                                            MARKET     OPPORTUNITY   VIP GROWTH     INCOME         BOND
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          ----------   -----------   ----------   ----------   -------------
Assets -- Investments at market value (note 2)..........   $724,872      $90,461     $4,523,170   $5,489,577    $3,096,886
                                                           ========      =======     ==========   ==========    ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $724,872      $90,461     $4,523,170   $5,489,577    $3,096,886
                                                           ========      =======     ==========   ==========    ==========


                                                           JP MORGAN
                                                            TRUST II
                                                          ------------
                                                           SMALL CO.
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........    $656,502
                                                            ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $656,502
                                                            ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                           JANUS ASPEN SERIES
                                                          ----------------------------------------------------
                                                                       INTERNATIONAL   WORLDWIDE
                                                            GROWTH        GROWTH         GROWTH      BALANCED
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                          ----------   -------------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $2,417,364     $225,341      $2,712,330   $4,245,160
                                                          ==========     ========      ==========   ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $2,417,364     $225,341      $2,712,330   $4,245,160
                                                          ==========     ========      ==========   ==========

                                                            SALOMON BROTHERS VARIABLE SERIES
                                                          ------------------------------------
                                                                         TOTAL
                                                           CAPITAL       RETURN     INVESTORS
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........   $298,630     $374,621     $393,172
                                                           ========     ========     ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $298,630     $374,621     $393,172
                                                           ========     ========     ========

                                                                   STRONG VARIABLE FUNDS
                                                          ----------------------------------------
                                                          OPPORTUNITY      SCHAFER
                                                              II          VALUE II      GROWTH II
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          -----------   -------------   ----------
Assets -- Investments at market value (note 2)..........   $775,780        $50,269       $611,718
                                                           ========        =======       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $775,780        $50,269       $611,718
                                                           ========        =======       ========

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                                          -------------------------------------------------
                                                                                                  EMERGING
                                                            FIXED       US REAL                    MARKET
                                                            INCOME       ESTATE       VALUE         DEBT
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........   $542,625     $86,646      $422,028      $7,599
                                                           ========     =======      ========      ======
Contract owners' equity
  Contracts in accumulation period (note 3).............   $542,625     $86,646      $422,028      $7,599
                                                           ========     =======      ========      ======

                                                                              GOLDMAN SACHS
                                                          -----------------------------------------------------
                                                          VIT GROWTH     VIT CORE      VIT GLOBAL   VIT CAPITAL
                                                           & INCOME      US EQUITY       INCOME       GROWTH
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                          ----------   -------------   ----------   -----------
Assets -- Investments at market value (note 2)..........   $747,633      $849,461       $82,543     $1,058,880
                                                           ========      ========       =======     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $747,633      $849,461       $82,543     $1,058,880
                                                           ========      ========       =======     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                 EQUITY                     MONEY MARKET                     BOND
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                      ----------------------------    -------------------------    -------------------------
                                          1998            1997           1998           1997          1998           1997
                                      ------------    ------------    -----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends..............  $  1,441,507    $  1,848,791    $   500,680    $  330,310    $   525,455    $  430,461
  Risk & administrative expense
     (note 4).......................    (1,251,708)     (1,119,990)      (110,522)      (61,793)       (87,915)      (54,587)
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net investment activity......       189,799         728,801        390,158       268,517        437,540       375,874
                                      ------------    ------------    -----------    ----------    -----------    ----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains.......     2,181,204       5,884,076              0             0              0             0
     Realized gain (loss)...........     2,970,607       1,814,454        (14,941)       (8,000)        17,380        18,355
     Unrealized gain (loss).........      (363,011)      7,253,475              0             0       (152,308)        6,598
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net gain (loss) on
          investments...............     4,788,800      14,952,005        (14,941)       (8,000)      (134,928)       24,953
                                      ------------    ------------    -----------    ----------    -----------    ----------
          Net increase in contract
            owners' equity from
            operations..............     4,978,599      15,680,806        375,217       260,517        302,612       400,827
                                      ------------    ------------    -----------    ----------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.....    11,458,073      12,307,774     15,381,429     5,766,812      3,493,444     1,341,058
     Transfers from fixed & other
       subaccounts..................     4,018,120       4,663,120     19,865,502     4,122,546      2,139,647       617,341
                                      ------------    ------------    -----------    ----------    -----------    ----------
                                        15,476,193      16,970,894     35,246,931     9,889,358      5,633,091     1,958,399
                                      ------------    ------------    -----------    ----------    -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...........................     9,328,210       5,482,124        696,570       594,152        537,227       453,555
     Annuity & death benefit
       payments.....................     1,139,548       1,282,347         76,055       406,483         34,162        29,614
     Transfers to fixed & other
       subaccounts..................     5,629,381       3,119,594     22,718,469     7,901,647      1,120,365     1,142,089
                                      ------------    ------------    -----------    ----------    -----------    ----------
                                        16,097,139       9,884,065     23,491,094     8,902,282      1,691,754     1,625,258
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net equity transactions......      (620,946)      7,086,829     11,755,837       987,076      3,941,337       333,141
                                      ------------    ------------    -----------    ----------    -----------    ----------
          Net change in contract
            owners' equity..........     4,357,653      22,767,634     12,131,054     1,247,593      4,243,949       733,968
Contract Owners' Equity:
  Beginning of period...............   112,226,765      89,459,131      7,042,375     5,794,782      5,916,477     5,182,509
                                      ------------    ------------    -----------    ----------    -----------    ----------
  End of period.....................  $116,584,418    $112,226,765    $19,173,429    $7,042,375    $10,160,426    $5,916,477
                                      ============    ============    ===========    ==========    ===========    ==========

                                                 OMNI
                                              SUBACCOUNT
                                      --------------------------
                                         1998           1997
                                      -----------    -----------
Investment activity:
  Reinvested dividends..............  $ 2,270,073    $ 2,224,754
  Risk & administrative expense
     (note 4).......................     (912,754)      (728,446)
                                      -----------    -----------
       Net investment activity......    1,357,319      1,496,308
                                      -----------    -----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains.......       13,227      3,648,542
     Realized gain (loss)...........    1,000,905        739,636
     Unrealized gain (loss).........       (7,903)     4,439,035
                                      -----------    -----------
       Net gain (loss) on
          investments...............    1,006,229      8,827,213
                                      -----------    -----------
          Net increase in contract
            owners' equity from
            operations..............    2,363,548     10,323,521
                                      -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.....   14,036,874     11,490,950
     Transfers from fixed & other
       subaccounts..................    4,779,261      3,553,594
                                      -----------    -----------
                                       18,816,135     15,044,544
                                      -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...........................    5,537,165      3,743,945
     Annuity & death benefit
       payments.....................      690,280        422,771
     Transfers to fixed & other
       subaccounts..................    4,994,854      2,308,199
                                      -----------    -----------
                                       11,222,299      6,474,915
                                      -----------    -----------
       Net equity transactions......    7,593,836      8,569,629
                                      -----------    -----------
          Net change in contract
            owners' equity..........    9,957,384     18,893,150
Contract Owners' Equity:
  Beginning of period...............   77,031,024     58,137,874
                                      -----------    -----------
  End of period.....................  $86,988,408    $77,031,024
                                      ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                              INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           1998           1997           1998           1997           1998           1997
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $ 2,090,475    $ 3,699,242    $   579,186    $   504,043    $         0    $         0
  Risk & administrative expense (note
     4)...............................     (577,205)      (589,401)      (246,166)      (142,633)      (232,830)      (166,773)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net investment activity........    1,513,270      3,109,841        333,020        361,410       (232,830)      (166,773)
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........    2,018,195      5,249,079      1,968,462        930,639            339        864,625
     Realized gain (loss).............     (317,892)       231,748        115,918        167,921         78,725        231,007
     Unrealized gain (loss)...........   (1,590,338)    (8,473,446)    (1,450,953)       501,093      2,368,444        391,861
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net gain (loss) on
          investments.................      109,965     (2,992,619)       633,427      1,599,653      2,447,508      1,487,493
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase in contract
            owners' equity from
            operations................    1,623,235        117,222        966,447      1,961,063      2,214,678      1,320,720
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.......    4,212,543     12,103,624      6,782,541      5,782,541      4,808,408      5,912,170
     Transfers from fixed & other
       subaccounts....................    1,579,613      3,566,352      2,789,751      2,334,977      2,315,389      2,722,141
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                          5,792,156     15,669,976      9,572,292      8,182,773      7,123,797      8,634,311
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    3,698,490      2,644,036        892,779        876,739      1,199,702        978,740
     Annuity & death benefit
       payments.......................      330,156        454,489        135,114         94,324        126,555         83,891
     Transfers to fixed & other
       subaccounts....................   11,527,756      3,449,717      2,345,418      1,171,118      2,503,007      1,581,012
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         15,556,402      6,548,242      3,373,311      2,142,181      3,829,264      2,643,643
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........   (9,764,246)     9,121,734      6,198,981      6,040,592      3,294,533      5,990,668
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............   (8,141,011)     9,238,956      7,165,428      8,001,655      5,509,211      7,311,388
Contract owners' equity:
  Beginning of period.................   57,020,604     47,781,648     18,652,755     10,651,100     20,327,193      3,015,805
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $48,879,593    $57,020,604    $25,818,183    $18,652,755    $25,836,404    $20,327,193
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                           GLOBAL CONTRARION
                                               SUBACCOUNT
                                        ------------------------
                                           1998          1997
                                        ----------    ----------
Investment activity:
  Reinvested dividends................  $  161,217    $  149,703
  Risk & administrative expense (note
     4)...............................     (61,043)      (35,945)
                                        ----------    ----------
       Net investment activity........     100,174       113,758
                                        ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........     475,985       259,942
     Realized gain (loss).............       3,742        21,203
     Unrealized gain (loss)...........    (490,547)      (87,286)
                                        ----------    ----------
       Net gain (loss) on
          investments.................     (10,820)      193,859
                                        ----------    ----------
          Net increase in contract
            owners' equity from
            operations................      89,354       307,617
                                        ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.......     949,147     2,590,870
     Transfers from fixed & other
       subaccounts....................     458,945       450,183
                                        ----------    ----------
                                         1,408,092     3,041,053
                                        ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................     220,074        49,264
     Annuity & death benefit
       payments.......................      47,792        22,982
     Transfers to fixed & other
       subaccounts....................   1,098,960       388,564
                                        ----------    ----------
                                         1,366,826       460,810
                                        ----------    ----------
       Net equity transactions........      41,266     2,580,243
                                        ----------    ----------
          Net change in contract
            owners' equity............     130,620     2,887,860
Contract owners' equity:
  Beginning of period.................   5,251,675     2,363,815
                                        ----------    ----------
  End of period.......................  $5,382,295    $5,251,675
                                        ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                        AGGRESSIVE GROWTH              CORE GROWTH                GROWTH & INCOME
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     ------------------------    ------------------------    -------------------------
                                        1998          1997          1998        1997(a)         1998         1997(a)
                                     ----------    ----------    ----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends.............  $        0    $   37,645    $        0    $      897    $   153,872    $   24,579
  Risk & administrative expense
    (note 4).......................     (65,184)      (36,453)      (36,181)      (21,525)      (157,261)      (21,755)
                                     ----------    ----------    ----------    ----------    -----------    ----------
    Net investment activity........     (65,184)        1,192       (36,181)      (20,628)        (3,389)        2,824
                                     ----------    ----------    ----------    ----------    -----------    ----------
  Realized & Unrealized gain (loss)
    on investments:
    Reinvested capital gains.......     457,472        16,116             0             0              0       314,126
    Realized gain (loss)...........       9,963         1,626        50,716        (9,324)        20,399        37,785
    Unrealized gain (loss).........     (56,102)      338,859       286,587       (15,044)       628,348       164,431
                                     ----------    ----------    ----------    ----------    -----------    ----------
      Net gain (loss) on
         investments...............     411,333       356,601       337,303       (24,368)       648,747       516,342
                                     ----------    ----------    ----------    ----------    -----------    ----------
         Net (decrease) increase in
           contract owners' equity
           from operations.........     346,149       357,793       301,122       (44,996)       645,358       519,166
                                     ----------    ----------    ----------    ----------    -----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....   2,103,790     1,954,169       704,175     2,572,093      9,635,432     4,480,178
    Transfers from fixed & other
      subaccounts..................     622,026       374,153       636,425     1,416,952      6,544,063     1,825,897
                                     ----------    ----------    ----------    ----------    -----------    ----------
                                      2,725,816     2,328,322     1,340,600     3,989,045     16,179,495     6,306,075
                                     ----------    ----------    ----------    ----------    -----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
      5)...........................     302,085       113,256       406,459        24,689        488,326        59,931
    Annuity & death benefit
      payments.....................      49,662        31,455        63,396         6,903        150,793        18,886
    Transfers to fixed & other
      subaccounts..................     751,284       346,549     1,249,355       418,179      3,265,077       309,615
                                     ----------    ----------    ----------    ----------    -----------    ----------
                                      1,103,031       491,260     1,719,210       449,771      3,904,196       388,432
                                     ----------    ----------    ----------    ----------    -----------    ----------
      Net equity transactions......   1,622,785     1,837,062      (378,610)    3,539,274     12,275,299     5,917,643
                                     ----------    ----------    ----------    ----------    -----------    ----------
         Net change in contract
           owners' equity..........   1,968,934     2,194,855       (77,488)    3,494,278     12,920,657     6,436,809
Contract owners' equity:
  Beginning of period..............   4,815,309     2,620,454     3,494,278             0      6,436,809             0
                                     ----------    ----------    ----------    ----------    -----------    ----------
  End of period....................  $6,784,243    $4,815,309    $3,416,790    $3,494,278    $19,357,466    $6,436,809
                                     ==========    ==========    ==========    ==========    ===========    ==========

                                           S&P 500 INDEX
                                            SUBACCOUNT
                                     -------------------------
                                        1998         1997(a)
                                     -----------    ----------
Investment activity:
  Reinvested dividends.............  $   562,393    $  160,849
  Risk & administrative expense
    (note 4).......................     (218,142)      (25,136)
                                     -----------    ----------
    Net investment activity........      344,251       135,713
                                     -----------    ----------
  Realized & Unrealized gain (loss)
    on investments:
    Reinvested capital gains.......    1,546,971       449,005
    Realized gain (loss)...........       67,888        28,306
    Unrealized gain (loss).........    3,394,871      (171,692)
                                     -----------    ----------
      Net gain (loss) on
         investments...............    5,009,730       305,619
                                     -----------    ----------
         Net (decrease) increase in
           contract owners' equity
           from operations.........    5,353,981       441,332
                                     -----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....   13,945,843     4,617,012
    Transfers from fixed & other
      subaccounts..................   14,612,814     1,487,498
                                     -----------    ----------
                                      28,558,657     6,104,510
                                     -----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
      5)...........................      623,902        38,238
    Annuity & death benefit
      payments.....................      129,913         6,501
    Transfers to fixed & other
      subaccounts..................    3,168,210       377,251
                                     -----------    ----------
                                       3,922,025       421,990
                                     -----------    ----------
      Net equity transactions......   24,636,632     5,682,520
                                     -----------    ----------
         Net change in contract
           owners' equity..........   29,990,613     6,123,852
Contract owners' equity:
  Beginning of period..............    6,123,852             0
                                     -----------    ----------
  End of period....................  $36,114,465    $6,123,852
                                     ===========    ==========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                   SOCIAL AWARENESS           STRATEGIC INCOME               STELLAR
                                                      SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ------------------------    ----------------------
                                                   1998       1997(a)        1998        1997(a)         1998       1997(a)
                                                ----------    --------    ----------    ----------    ----------    --------
Investment activity:
  Reinvested dividends........................  $   10,934    $  2,789    $  120,659    $   27,368    $   40,131    $ 10,225
  Risk & administrative expense (note 4)......     (21,454)     (2,511)      (22,771)       (3,454)      (15,173)     (3,693)
                                                ----------    --------    ----------    ----------    ----------    --------
     Net investment activity..................     (10,520)        278        97,888        23,914        24,958       6,532
                                                ----------    --------    ----------    ----------    ----------    --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................           0      69,572           479           835         5,463           0
     Realized gain (loss).....................    (123,673)      3,622       (10,862)          704        (4,370)      2,211
     Unrealized gain (loss)...................    (592,163)    (58,441)     (138,208)       (1,145)      (23,571)     14,738
                                                ----------    --------    ----------    ----------    ----------    --------
       Net gain (loss) on investments.........    (715,836)     14,753      (148,591)          394       (22,478)     16,949
                                                ----------    --------    ----------    ----------    ----------    --------
          Net (decrease) increase in contract
            owners' equity from operations....    (726,356)     15,031       (50,703)       24,308         2,480      23,481
                                                ----------    --------    ----------    ----------    ----------    --------
Equity transactions:
  Sales:
     Contract purchase payments...............   1,707,317     584,481     1,124,332     1,060,804       898,498     591,022
     Transfers from fixed & other
       subaccounts............................  727,506...     264,875        74,905         1,498       181,594       5,839
                                                ----------    --------    ----------    ----------    ----------    --------
                                                 2,434,823     849,356     1,199,237     1,062,302     1,080,092     596,861
                                                ----------    --------    ----------    ----------    ----------    --------
  Redemptions:
     Withdrawals & surrenders (note 5)........      23,700      10,008        38,754             0        21,647       1,169
     Annuity & death benefit payments.........      21,559         548        14,604         1,028         5,443       1,933
     Transfers to fixed & other subaccounts...     509,184      43,754       295,666        10,511       321,246       5,704
                                                ----------    --------    ----------    ----------    ----------    --------
                                                   554,443      54,310       349,024        11,539       348,336       8,806
                                                ----------    --------    ----------    ----------    ----------    --------
       Net equity transactions................   1,880,380     795,046       850,213     1,050,763       731,756     588,055
                                                ----------    --------    ----------    ----------    ----------    --------
          Net change in contract owners'
            equity............................   1,154,024     810,077       799,510     1,075,071       734,236     611,536
Contract owners' equity:
  Beginning of period.........................     810,077           0     1,075,071             0     3,166,554           0
                                                ----------    --------    ----------    ----------    ----------    --------
  End of period...............................  $1,964,101    $810,077    $1,874,581    $1,075,071    $1,345,772    $611,536
                                                ==========    ========    ==========    ==========    ==========    ========

                                                     RELATIVE VALUE
                                                       SUBACCOUNT
                                                ------------------------
                                                   1998        1997(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................  $   82,693    $   19,612
  Risk & administrative expense (note 4)......     (95,392)      (15,700)
                                                ----------    ----------
     Net investment activity..................     (12,699)        3,912
                                                ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................      91,524             0
     Realized gain (loss).....................      66,563        11,830
     Unrealized gain (loss)...................   1,016,582       215,699
                                                ----------    ----------
       Net gain (loss) on investments.........   1,174,669       227,529
                                                ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....   1,161,970       231,441
                                                ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............   5,754,162     2,902,485
     Transfers from fixed & other
       subaccounts............................     851,753        90,096
                                                ----------    ----------
                                                 6,605,915     2,992,581
                                                ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........     373,306        10,942
     Annuity & death benefit payments.........      73,267         5,296
     Transfers to fixed & other subaccounts...     492,230        41,230
                                                ----------    ----------
                                                   938,803        57,468
                                                ----------    ----------
       Net equity transactions................   5,667,112     2,935,113
                                                ----------    ----------
          Net change in contract owners'
            equity............................   6,829,082     3,166,554
Contract owners' equity:
  Beginning of period.........................   3,166,554             0
                                                ----------    ----------
  End of period...............................  $9,995,636    $3,166,554
                                                ==========    ==========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                                                                       MONTGOMERY ASSET
                                                                                              -----------------------------------
                                                     EQUITY      HIGH INCOME    SMALL CAP       EMERGING MARKET        SMALL CAP
                                     BLUE CHIP       INCOME         BOND          GROWTH           SUBACCOUNT         OPPORTUNITY
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    --------------------    SUBACCOUNT
                                      1998(c)       1998(c)        1998(c)       1998(c)        1998      1997(a)       1998(c)
                                     ----------    ----------    -----------    ----------    --------    --------    -----------
Investment activity:
  Reinvested dividends.............   $  1,184      $    614      $  8,343       $      0     $  1,515    $  1,352     $      0
  Risk & administrative expense
     (note 4)......................     (2,525)         (220)         (838)          (294)     (10,644)     (3,272)        (204)
                                      --------      --------      --------       --------     --------    --------     --------
     Net investment activity.......     (1,341)          394         7,505           (294)      (9,129)     (1,920)        (204)
                                      --------      --------      --------       --------     --------    --------     --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains......          0             0           775              0            0           0            0
     Realized gain (loss)..........        532           215           378         (1,432)    (105,907)     (2,389)       2,069
     Unrealized gain (loss)........     48,463         6,457        (3,712)        30,958     (288,678)    (71,244)      10,248
                                      --------      --------      --------       --------     --------    --------     --------
       Net gain (loss) on
          investments..............     48,995         6,672        (2,559)        29,526     (394,585)    (73,633)      12,317
                                      --------      --------      --------       --------     --------    --------     --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations.............     47,654         7,066         4,946         29,232     (403,714)    (75,553)      12,113
                                      --------      --------      --------       --------     --------    --------     --------
Equity transactions:
  Sales:
     Contract purchase payments....    628,613        28,016       386,877         75,300      328,559     889,268       91,968
     Transfers from fixed & other
       subaccounts.................    194,014        80,100        58,490         72,481      383,220      25,538       15,485
                                      --------      --------      --------       --------     --------    --------     --------
                                       822,627       108,116       445,367        147,781      711,779     914,806      107,453
                                      --------      --------      --------       --------     --------    --------     --------
  Redemptions:
     Withdrawals & surrenders (note
       5)..........................      2,746             0            82              0        5,958       4,397            0
     Annuity & death benefit
       payments....................        223             0           127             61        1,979         999       16,664
     Transfers to fixed & other
       subaccounts.................     36,502        15,487         2,292              0      407,864       1,249       12,441
                                      --------      --------      --------       --------     --------    --------     --------
                                        39,471        15,487         2,501             61      415,801       6,645       29,105
                                      --------      --------      --------       --------     --------    --------     --------
       Net equity transactions.....    783,156        92,629       442,866        147,720      295,978     908,161       78,348
                                      --------      --------      --------       --------     --------    --------     --------
          Net change in contract
            owners' equity.........    830,810        99,695       447,812        176,952     (107,736)    832,608       90,461
Contract owners' equity:
  Beginning of period..............          0             0             0              0      832,608           0            0
                                      --------      --------      --------       --------     --------    --------     --------
  End of period....................   $830,810      $ 99,695      $447,812       $176,952     $724,872    $832,608     $ 90,461
                                      ========      ========      ========       ========     ========    ========     ========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                                              FIDELITY INVESTMENTS
                                                --------------------------------------------------------------------------------
                                                       VIP GROWTH              VIP EQUITY INCOME          VIP HIGH INCOME BOND
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1998        1997(b)         1998        1997(b)         1998        1997(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $    6,464    $        0    $   26,915    $        0    $  104,824    $        0
  Risk & administrative expense (note 4)......     (36,874)       (3,791)      (47,574)       (7,136)      (28,705)       (4,117)
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net investment activity.................     (30,410)       (3,791)      (20,659)       (7,136)       76,119        (4,117)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Realized & Unrealized gain (loss) on
    investments:
    Reinvested capital gains..................     169,084             0        95,785             0        66,607             0
    Realized gain (loss)......................      32,996         2,373        15,254         3,136       (22,981)       12,995
    Unrealized gain (loss)....................     805,443        37,791       217,112        96,293      (301,337)       29,576
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net gain (loss) on investments..........   1,007,523        40,164       328,151        99,429      (257,711)       42,571
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Net increase in contract owners'
           equity from operations.............     977,113        36,373       307,492        92,293      (181,592)       38,454
                                                ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments................   2,574,916       972,759     3,306,327     1,576,447     1,709,242     1,437,894
    Transfers from fixed & other
      subaccounts.............................     662,152        11,770       668,846        18,945       333,556       137,249
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 3,237,068       984,529     3,975,173     1,595,392     2,042,798     1,575,143
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note 5).........      54,773         6,020        71,218         3,913        26,465             0
    Annuity & death benefit payments..........      12,293             0         3,399         5,412           791         5,499
    Transfers to fixed & other subaccounts....     638,827             0       390,802         6,029       125,389       219,773
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                   705,893         6,020       465,419        15,354       152,645       225,272
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions.................   2,531,175       978,509     3,509,754     1,580,038     1,890,153     1,349,871
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Net change in contract owners'
           equity.............................   3,508,288     1,014,882     3,817,246     1,672,331     1,708,561     1,388,325
Contract owners' equity:
  Beginning of period.........................   1,014,882             0     1,672,331             0     1,388,325             0
                                                ----------    ----------    ----------    ----------    ----------    ----------
  End of period...............................  $4,523,170    $1,014,882    $5,489,577    $1,672,331    $3,096,886    $1,388,325
                                                ==========    ==========    ==========    ==========    ==========    ==========

                                                                JANUS ASPEN SERIES
                                                JP MORGAN    ------------------------
                                                TRUST II
                                                ---------                    INTL.
                                                  SMALL        GROWTH        GROWTH
                                                 COMPANY     SUBACCOUNT    SUBACCOUNT
                                                 1998(c)      1998(c)       1998(c)
                                                ---------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $    714     $   1,115     $    1,286
  Risk & administrative expense (note 4)......    (1,554)       (3,888)          (728)
                                                --------     ----------    ----------
      Net investment activity.................      (840)       (2,773)           558
                                                --------     ----------    ----------
  Realized & Unrealized gain (loss) on
    investments:
    Reinvested capital gains..................    11,588           139             38
    Realized gain (loss)......................      (689)       46,760         14,859
    Unrealized gain (loss)....................    37,863       319,539            139
                                                --------     ----------    ----------
      Net gain (loss) on investments..........    48,762       366,438         15,036
                                                --------     ----------    ----------
         Net increase in contract owners'
           equity from operations.............    47,922       363,665         15,594
                                                --------     ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments................   539,440     1,505,041        119,362
    Transfers from fixed & other
      subaccounts.............................    73,249     1,737,064      4,506,289
                                                --------     ----------    ----------
                                                 612,689     3,242,105      4,625,651
                                                --------     ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note 5).........       609            61             59
    Annuity & death benefit payments..........       116           185         16,112
    Transfers to fixed & other subaccounts....     3,384     1,188,160      4,399,733
                                                --------     ----------    ----------
                                                   4,109     1,188,406      4,415,904
                                                --------     ----------    ----------
      Net equity transactions.................   608,580     2,053,699        209,747
                                                --------     ----------    ----------
         Net change in contract owners'
           equity.............................   656,502     2,417,364        225,341
Contract owners' equity:
  Beginning of period.........................         0             0              0
                                                --------     ----------    ----------
  End of period...............................  $656,502     $2,417,364    $  225,341
                                                ========     ==========    ==========

---------------

(b) Period from April 1, 1997 date of commencement of operations.

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                            For the Year Ended December 31, 1998

                                                        JANUS ASPEN SERIES
                                                            (CONTINUED)              SALOMON VARIABLE FUND SERIES
                                                      -----------------------    ------------------------------------
                                                          WW                                    TOTAL
                                                        GROWTH      BALANCE       CAPITAL       RETURN     INVESTORS
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       1998(c)      1998(c)       1998(c)      1998(c)      1998(c)
                                                      ----------   ----------    ----------   ----------   ----------
Investment activity:
  Reinvested dividends..............................  $    9,702   $   48,910     $  1,801     $  5,362     $  1,601
  Risk & administrative expense (note 4)............      (7,118)     (10,847)        (402)        (825)      (1,179)
                                                      ----------   ----------     --------     --------     --------
       Net investment activity......................       2,584       38,063        1,399        4,537          422
                                                      ----------   ----------     --------     --------     --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.......................       2,416        1,137        3,009        1,072            0
     Realized gain (loss)...........................      36,214        8,538          762          829        1,496
     Unrealized gain (loss).........................     186,957      485,789       17,714        4,184       23,307
                                                      ----------   ----------     --------     --------     --------
       Net gain (loss) on investments...............     225,587      495,464       21,485        6,085       24,803
                                                      ----------   ----------     --------     --------     --------
          Net increase in contract owners' equity
            from operations.........................     228,171      533,527       22,884       10,622       25,225
                                                      ----------   ----------     --------     --------     --------
Equity transactions:
  Sales:
     Contract purchase payment......................   1,786,575    2,648,081      233,419      232,678      333,783
     Transfers from fixed & other subaccounts.......   3,425,697    1,383,055       42,434      151,291       36,621
                                                      ----------   ----------     --------     --------     --------
                                                       5,212,272    4,031,136      275,853      383,969      370,404
                                                      ----------   ----------     --------     --------     --------
Redemptions:
  Withdrawals & surrenders (note 5).................      30,747       18,758            0            0          272
  Annuity & death benefit payments..................         252        6,210          107            0          186
  Transfers to fixed & other subaccounts............   2,697,114      294,535            0       19,970        1,999
                                                      ----------   ----------     --------     --------     --------
                                                       2,728,113      319,503          107       19,970        2,457
                                                      ----------   ----------     --------     --------     --------
       Net equity transactions......................   2,484,159    3,711,633      275,746      363,999      367,947
                                                      ----------   ----------     --------     --------     --------
          Net change in contract owners' equity.....   2,712,330    4,245,160      298,630      374,621      393,172
Contract owners' equity:
  Beginning of period...............................           0            0            0            0            0
                                                      ----------   ----------     --------     --------     --------
  End of period.....................................  $2,712,330   $4,245,160     $298,630     $374,621     $393,172
                                                      ==========   ==========     ========     ========     ========


                                                            STRONG VARIABLE ANNUITY FUNDS
                                                      ------------------------------------------
                                                                          SCHAFER
                                                       OPPORTUNITY II     VALUE II    GROWTH II
                                                         SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                                          1998(c)         1998(c)      1998(c)
                                                      ----------------   ----------   ----------
Investment activity:
  Reinvested dividends..............................     $    1,436       $   139      $      0
  Risk & administrative expense (note 4)............           (963)         (190)       (1,238)
                                                         ----------       -------      --------
       Net investment activity......................            473           (51)       (1,238)
                                                         ----------       -------      --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.......................              0             0             0
     Realized gain (loss)...........................         22,907         1,786         1,501
     Unrealized gain (loss).........................         20,918         3,845       102,974
                                                         ----------       -------      --------
       Net gain (loss) on investments...............         43,825         5,631       104,475
                                                         ----------       -------      --------
          Net increase in contract owners' equity
            from operations.........................         44,298         5,580       103,237
                                                         ----------       -------      --------
Equity transactions:
  Sales:
     Contract purchase payment......................        234,597        35,791       360,069
     Transfers from fixed & other subaccounts.......      1,443,032        24,309       158,068
                                                         ----------       -------      --------
                                                          1,677,629        60,100       518,137
                                                         ----------       -------      --------
Redemptions:
  Withdrawals & surrenders (note 5).................              0             0             0
  Annuity & death benefit payments..................         15,648             0             0
  Transfers to fixed & other subaccounts............        930,499        15,411         9,656
                                                         ----------       -------      --------
                                                            946,147        15,411         9,656
                                                         ----------       -------      --------
       Net equity transactions......................        731,482        44,689       508,481
                                                         ----------       -------      --------
          Net change in contract owners' equity.....        775,780        50,269       611,718
Contract owners' equity:
  Beginning of period...............................              0             0             0
                                                         ----------       -------      --------
  End of period.....................................     $  775,780       $50,269      $611,718
                                                         ==========       =======      ========

---------------

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                            For the Year Ended December 31, 1998

                                                                                                             GOLDMAN SACHS
                                                                 MORGAN STANLEY UNIVERSAL FUNDS              ----------
                                                        -------------------------------------------------       VIT
                                                          FIXED       US REAL                   EMERGING      GROWTH &
                                                          INCOME       ESTATE       VALUE      MKT. DEBT       INCOME
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                         1998(c)      1998(c)      1998(c)      1998(c)       1998(c)
                                                        ----------   ----------   ----------   ----------    ----------
Investment activity:
  Reinvested dividends................................   $ 14,820     $ 1,946      $  5,516      $  841       $  6,481
  Risk & administrative expense (note 4)..............       (836)       (256)       (1,037)        (14)        (2,219)
                                                         --------     -------      --------      ------       --------
       Net investment activity........................     13,984       1,690         4,479         827          4,262
                                                         --------     -------      --------      ------       --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.........................      5,226           0         8,977           0              0
     Realized gain (loss).............................         13         (61)        1,409          42         (1,956)
     Unrealized gain (loss)...........................    (15,285)       (491)         (693)       (546)        14,203
                                                         --------     -------      --------      ------       --------
       Net gain (loss) on investments.................    (10,046)       (552)        9,693        (504)        12,247
                                                         --------     -------      --------      ------       --------
          Net increase in contract owners' equity from
            operations................................      3,938       1,138        14,172         323         16,509
                                                         --------     -------      --------      ------       --------
Equity transactions:
  Sales:
     Contract purchase payments.......................    315,893      58,605       264,759       6,757        668,643
     Transfers from fixed & other subaccounts.........    335,255      27,072       146,186         519         92,384
                                                         --------     -------      --------      ------       --------
                                                          651,148      85,677       410,945       7,276        761,027
                                                         --------     -------      --------      ------       --------
Redemptions:
  Withdrawals & surrenders (note 5)...................        253           0             0           0            150
  Annuity & death benefit payments....................         49           0           137           0            150
  Transfers to fixed & other subaccounts..............    112,159         169         2,952           0         29,603
                                                         --------     -------      --------      ------       --------
                                                          112,461         169         3,089           0         29,903
                                                         --------     -------      --------      ------       --------
       Net equity transactions........................    538,687      85,508       407,856       7,276        731,124
                                                         --------     -------      --------      ------       --------
          Net change in contract owners' equity.......    542,625      86,646       422,028       7,599        747,633
Contract owners' equity:
  Beginning of period.................................          0           0             0           0              0
                                                         --------     -------      --------      ------       --------
  End of period.......................................   $542,625     $86,646      $422,028      $7,599       $747,633
                                                         ========     =======      ========      ======       ========

                                                                 GOLDMAN SACHS
                                                        ------------------------------------
                                                           VIT          VIT          VIT
                                                         CORE US       GLOBAL      CAPITAL
                                                          EQUITY       INCOME       GROWTH
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         1998(c)      1998(c)      1998(c)
                                                        ----------   ----------   ----------
Investment activity:
  Reinvested dividends................................   $  3,505     $ 2,398     $    2,050
  Risk & administrative expense (note 4)..............     (2,745)       (239)        (3,490)
                                                         --------     -------     ----------
       Net investment activity........................        760       2,159         (1,440)
                                                         --------     -------     ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.........................          0         644              0
     Realized gain (loss).............................      1,045          57          7,124
     Unrealized gain (loss)...........................     79,395      (2,172)       110,809
                                                         --------     -------     ----------
       Net gain (loss) on investments.................     80,440      (1,471)       117,933
                                                         --------     -------     ----------
          Net increase in contract owners' equity from
            operations................................     81,200         688        116,493
                                                         --------     -------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......................    760,740      75,695        781,171
     Transfers from fixed & other subaccounts.........     74,272       6,926        213,959
                                                         --------     -------     ----------
                                                          835,012      82,621        995,130
                                                         --------     -------     ----------
Redemptions:
  Withdrawals & surrenders (note 5)...................        249           0          9,036
  Annuity & death benefit payments....................     24,187           0          3,393
  Transfers to fixed & other subaccounts..............     42,315         766         40,314
                                                         --------     -------     ----------
                                                           66,751         766         52,743
                                                         --------     -------     ----------
       Net equity transactions........................    768,261      81,855        942,387
                                                         --------     -------     ----------
          Net change in contract owners' equity.......    849,461      82,543      1,058,880
Contract owners' equity:
  Beginning of period.................................          0           0              0
                                                         --------     -------     ----------
  End of period.......................................   $849,461     $82,543     $1,058,880
                                                         ========     =======     ==========

---------------

(c) Period from May 1, 1998 date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Montgomery Variable Series Funds III, Fidelity Variable Insurance Products Fund, J. P. Morgan Series Trust II, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Morgan Stanley Universal Funds, Inc. and Goldman Sachs Variable Insurance Trust (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
     OHIO NATIONAL FUNDS       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
     -------------------       -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $81,681,801   $19,173,429   $10,179,848   $69,000,855    $53,142,837    $25,765,403    $21,221,932
Number of Shares.............    3,210,454     1,917,343       962,526     4,058,052      3,802,676      1,998,930      1,248,256

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL       STRATEGIC
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS      INCOME
      OHIO NATIONAL FUNDS         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------         -----------   -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $5,857,370    $6,644,727    $3,145,247    $18,564,687   $32,891,286   $2,614,705    $ 2,013,934
Number of Shares................     500,585       608,507       324,235      1,420,106     2,537,197      223,219        200,619

                                                 RELATIVE                     EQUITY      HIGH INCOME    SMALL CAP
                                    STELLAR        VALUE       BLUE CHIP      INCOME         BOND         GROWTH
      OHIO NATIONAL FUNDS         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------         -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $1,354,605    $8,763,355    $  782,347    $   93,238    $  451,524    $  145,994
Number of Shares................     127,465       666,376        81,277         9,469        46,720        16,909

                                  MONTGOMERY    MONTGOMERY                                 FIDELITY      JP MORGAN
                                     ASSET      ASSET SMALL                  FIDELITY         VIP        TRUST II
                                   EMERGING         CAP        FIDELITY     VIP EQUITY       HIGH          SMALL      JANUS ASPEN
                                     MKT.       OPPORTUNITY   VIP GROWTH      INCOME        INCOME        COMPANY       GROWTH
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $1,084,794    $   80,213    $3,679,936    $5,176,172    $3,368,647    $  618,639    $ 2,097,825
Number of Shares................     109,996         9,748       100,806       215,955       268,594        55,354        102,692

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                         SALOMON
                                            JANUS ASPEN    JANUS ASPEN      JANUS         BROS          SALOMON
                                           INTERNATIONAL    WORLDWIDE       ASPEN       VARIABLE     BROS. VARIABLE
                                              GROWTH         GROWTH       BALANCED       CAPITAL      TOTAL RETURN
                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------   -----------   -----------   -----------   --------------
Aggregate Cost...........................     $225,202     $2,525,373    $3,759,371     $280,916        $370,437
Number of Shares.........................       10,594         93,239       188,674       25,811          36,021


                                              SALOMON         STRONG
                                           BROS. VARIABLE   OPPORTUNITY
                                             INVESTORS          II
                                             SUBACCOUNT     SUBACCOUNT
                                           --------------   -----------
Aggregate Cost...........................     $369,865       $754,862
Number of Shares.........................       35,710         35,717

                                                                                                          MORGAN
                                                               MORGAN         MORGAN        MORGAN        STANLEY       GOLDMAN
                                  STRONG                      STANLEY        STANLEY        STANLEY      UNIVERSAL     SACHS VIT
                                  SCHAFER       STRONG       UNIVERSAL     UNIVERSAL US    UNIVERSAL     EMERGING      GROWTH &
                                 VALUE II      GROWTH II    FIXED INCOME   REAL ESTATE       VALUE       MKT DEBT       INCOME
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                -----------   -----------   ------------   ------------   -----------   -----------   -----------
Aggregate Cost................   $ 46,424     $  508,744     $  557,910      $ 87,137      $422,721      $  8,145      $733,430
Number of Shares..............      4,987         38,185         50,713         8,841        38,021         1,246        71,544

                                GOLDMAN       GOLDMAN       GOLDMAN
                               SACHS VIT     SACHS VIT     SACHS VIT
                                CORE US       GLOBAL        CAPITAL
                                EQUITY        INCOME        GROWTH
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              -----------   -----------   -----------
Aggregate Cost..............   $770,066     $   84,715    $  948,071
Number of Shares............     74,384          7,998        93,623

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT
  Combination...............................................       26,150.9503        139.192132      $ 3,640,007
  Back Load.................................................       18,686.2740         78.143774      $ 1,460,216
  Top I.....................................................      150,434.2110         62.541201      $ 9,408,336
  Top Tradition.............................................    1,469,466.9466         53.820037      $79,086,765
  Top Plus..................................................      755,665.1416         18.458779      $13,948,656
  Investar Vision...........................................       73,097.3122         12.093494      $   884,002
  Top Spectrum..............................................      204,827.9703         12.093494      $ 2,477,086
  Top Explorer..............................................      417,377.5838         12.364737      $ 5,160,764
MONEY MARKET SUBACCOUNT
  VIA.......................................................       15,961.1499         28.352494      $   452,538
  Top I.....................................................       24,711.8234         21.483279      $   530,891
  Top Tradition.............................................      133,824.4986         19.104543      $ 2,556,656
  Top Plus..................................................      298,676.0483         12.321496      $ 3,680,136
  Investar Vision...........................................       11,211.8391         10.796720      $   121,051
  Top Spectrum..............................................      111,469.1501         10.796720      $ 1,203,501
  Top Explorer..............................................      458,755.0389         10.716203      $ 4,916,112
  Oncore Flex...............................................      354,726.2117         10.250770      $ 3,636,217
  Oncore Value..............................................       49,676.1676         10.291475      $   511,241
  Oncore Premier............................................      141,510.6535         10.257518      $ 1,451,548

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
BOND SUBACCOUNT
  Top I.....................................................       18,756.0110         31.234606      $   585,837
  Top Tradition.............................................      136,752.2145         28.249407      $ 3,863,169
  Top Plus..................................................      163,496.3173         12.919987      $ 2,112,370
  Investar Vision...........................................       40,793.1412         11.197447      $   456,779
  Top Spectrum..............................................       85,530.4152         11.197447      $   957,722
  Top Explorer..............................................      155,241.5633         11.256655      $ 1,747,501
  Oncore Flex...............................................            0.0000         10.211170      $         0
  Oncore Value..............................................        9,887.4152         10.251716      $   101,363
  Oncore Premier............................................       31,344.6853         10.217891      $   320,277
OMNI SUBACCOUNT
  Top I.....................................................      124,947.5714         40.603031      $ 5,073,250
  Top Tradition.............................................    1,380,276.6861         40.510184      $55,915,263
  Top Plus..................................................      811,017.1342         16.898733      $13,705,162
  Investar Vision...........................................       59,841.0789         11.966933      $   716,114
  Top Spectrum..............................................      240,642.8038         11.966933      $ 2,879,756
  Top Explorer..............................................      670,925.2933         12.100620      $ 8,118,612
  Oncore Flex...............................................            0.0000          9.373686      $         0
  Oncore Value..............................................       28,181.1155          9.410936      $   265,211
  Oncore Premier............................................       19,147.1651          9.379873      $   179,598
INTERNATIONAL SUBACCOUNT
  Top I.....................................................       78,452.3384         17.278635      $ 1,355,549
  Top Tradition.............................................    1,878,181.4332         17.278635      $32,452,412
  Top Plus..................................................      690,871.8461         15.241954      $10,530,237
  Investar Vision...........................................       39,155.7072         10.362585      $   405,754
  Top Spectrum..............................................       81,086.6449         10.362585      $   840,267
  Top Explorer..............................................      318,013.4051         10.120487      $ 3,218,451
  Oncore Flex...............................................            0.0000          9.345821      $         0
  Oncore Value..............................................        2,069.7149          9.382965      $    19,420
  Oncore Premier............................................        5,885.3043          9.351988      $    55,039
CAPITAL APPRECIATION SUBACCOUNT
  Top I.....................................................       23,962.1129         15.538473      $   372,334
  Top Tradition.............................................      606,077.6818         15.538473      $ 9,417,522
  Top Plus..................................................      464,527.7607         17.357724      $ 8,063,145
     Investar Vision........................................       68,408.7734         11.872017      $   812,150
  Top Spectrum..............................................      142,364.2479         11.872017      $ 1,690,151
  Top Explorer..............................................      392,536.8671         11.921997      $ 4,679,823
  Oncore Flex...............................................        6,257.6396          9.830302      $    61,514
  Oncore Value..............................................       12,436.3273          9.869354      $   122,739
  Oncore Premier............................................       56,849.3316          9.836784      $   559,215
SMALL CAP SUBACCOUNT
  Top I.....................................................       27,574.1368         16.668731      $   459,625
  Top Tradition.............................................      665,332.0331         16.668731      $11,090,241
  Top Plus..................................................      369,788.2913         21.836411      $ 8,074,849
  Investar Vision...........................................       76,716.2178         11.836906      $   908,083
  Top Spectrum..............................................       70,073.1752         11.836906      $   829,450
  Top Explorer..............................................      322,152.0037         13.888339      $ 4,474,156

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
GLOBAL CONTRARIAN SUBACCOUNT
  Top Tradition.............................................      113,661.7885         12.697451      $ 1,443,215
  Top Plus..................................................      144,093.4893         13.644341      $ 1,966,061
  Investar Vision...........................................        7,689.4885         11.268548      $    86,649
  Top Spectrum..............................................       20,281.3963         11.268548      $   228,542
  Top Explorer..............................................      150,831.7504         10.991242      $ 1,657,828
AGGRESSIVE GROWTH SUBACCOUNT
  Top Tradition.............................................      200,720.5572         12.422862      $ 2,493,524
  Top Plus..................................................      138,326.7637         15.009251      $ 2,076,181
  Investar Vision...........................................       54,397.5893         11.858619      $   645,080
  Top Spectrum..............................................       38,405.2594         11.858619      $   455,433
  Top Explorer..............................................       84,441.2896         13.192890      $ 1,114,025
CORE GROWTH SUBACCOUNT
  Top Tradition.............................................      138,652.1868         10.318290      $ 1,430,654
  Top Plus..................................................       98,154.1597         10.359066      $ 1,016,785
  Top Explorer..............................................       79,477.5458         12.196537      $   969,351
GROWTH & INCOME SUBACCOUNT
  Top Tradition.............................................      467,062.7422         14.309421      $ 6,683,397
  Top Plus..................................................      314,341.6560         14.365899      $ 4,515,800
  Top Explorer..............................................      520,160.4255         14.465502      $ 7,524,382
  Oncore Flex...............................................        3,516.7603          9.287441      $    32,662
  Oncore Value..............................................        7,213.9052          9.324354      $    67,265
  Oncore Premier............................................       57,454.7090          9.293575      $   533,960
S&P 500 INDEX SUBACCOUNT
  Top Tradition.............................................      684,473.5906         16.757375      $11,469,981
  Top Plus..................................................      486,237.2461         16.823468      $ 8,180,197
  Top Explorer..............................................      756,235.1851         16.308232      $12,332,859
  Investar Vision...........................................       55,052.3431         11.452642      $   630,495
  Top Spectrum..............................................       63,211.2177         11.452642      $   723,935
  Oncore Flex...............................................       14,743.1397         11.131014      $   164,106
  Oncore Value..............................................       70,846.4001         11.175217      $   791,724
  Oncore Premier............................................      162,769.6725         11.138349      $ 1,812,985
SOCIAL AWARENESS SUBACCOUNT
  Top Tradition.............................................       49,168.5293          9.537309      $   468,935
  Top Plus..................................................       48,417.4699          9.574986      $   463,597
  Top Explorer..............................................      101,723.5977         10.140901      $ 1,031,569
STRATEGIC INCOME SUBACCOUNT
  Investar Vision...........................................      133,871.2498         10.425769      $ 1,395,711
  Top Spectrum..............................................       45,931.4048         10.425769      $   478,870
STELLAR SUBACCOUNT
  Investar Vision...........................................      113,671.1592         10.980827      $ 1,248,203
  Top Spectrum..............................................        8,885.3913         10.980827      $    97,569
RELATIVE VALUE SUBACCOUNT
  Investar Vision...........................................      630,488.8962         15.061199      $ 9,495,918
  Top Spectrum..............................................       33,179.1595         15.061199      $   499,718

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
BLUE CHIP SUBACCOUNT
  Oncore Flex...............................................        2,507.9476         10.134253      $    25,417
  Oncore Value..............................................       32,060.0222         10.174507      $   326,195
  Oncore Premier............................................       47,253.8600         10.140937      $   479,198
EQUITY INCOME SUBACCOUNT
  Oncore Flex...............................................            0.0000         10.488837      $         0
  Oncore Value..............................................          329.6651         10.530500      $     3,471
  Oncore Premier............................................        9,167.8920         10.495750      $    96,224
HIGH INCOME BOND SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.882097      $         0
  Oncore Value..............................................       15,816.8839          9.921342      $   156,925
  Oncore Premier............................................       29,416.3892          9.888612      $   290,887
SMALL CAP GROWTH SUBACCOUNT
  Oncore Flex...............................................        5,017.3301         10.359321      $    51,977
  Oncore Value..............................................        4,359.2743         10.400462      $    45,338
  Oncore Premier............................................        7,682.4385         10.366153      $    79,637
MONTGOMERY ASSET EMERGING MARKET
  Investar Vision...........................................       37,962.2205          6.030274      $   228,923
  Top Spectrum..............................................       13,213.8868          6.030274      $    79,683
  Top Explorer..............................................       72,272.3006          5.657457      $   408,877
  Oncore Flex...............................................            0.0000          6.396804      $         0
  Oncore Value..............................................            0.0000          6.422302      $         0
  Oncore Premier............................................        1,154.3484          6.401040      $     7,389
MONTGOMERY ASSET SMALL CAP OPPORTUNITY
  Oncore Flex...............................................        1,465.6874          9.188061      $    13,467
  Oncore Value..............................................        2,808.2291          9.224569      $    25,905
  Oncore Premier............................................        5,556.7813          9.194116      $    51,090
FIDELITY VIP GROWTH SUBACCOUNT
  Top Explorer..............................................      263,103.2947         17.191614      $ 4,523,170
FIDELITY VIP EQUITY INCOME SUBACCOUNT
  Top Explorer..............................................      398,393.4229         13.779285      $ 5,489,577
FIDELITY VIP HIGH INCOME BOND SUBACCOUNT
  Top Explorer..............................................      280,387.8643         11.045007      $ 3,096,886
JP MORGAN TRUST II SMALL COMPANY SUBACCOUNT
  Oncore Flex...............................................        3,544.0788          8.326677      $    29,510
  Oncore Value..............................................       11,685.5152          8.359794      $    97,689
  Oncore Premier............................................       63,525.2986          8.332170      $   529,304
JANUS ASPEN GROWTH SUBACCOUNT
  Oncore Flex...............................................        7,102.6219         11.550278      $    82,037
  Oncore Value..............................................       59,299.9616         11.596125      $   687,650
  Oncore Premier............................................      142,558.5026         11.557898      $ 1,647,677
JANUS ASPEN INTERNATIONAL GROWTH SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.866798      $         0
  Oncore Value..............................................        3,168.7443          9.905969      $    31,389
  Oncore Premier............................................       19,644.0342          9.873298      $   193,951

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT
  Investar Vision...........................................       52,759.9618         10.308701      $   543,887
  Top Spectrum..............................................       10,721.8067         10.308701      $   110,528
  Oncore Flex...............................................        2,062.7468         10.498008      $    21,655
  Oncore Value..............................................       53,905.3377         10.539673      $   568,145
  Oncore Premier............................................      139,755.1030         10.504917      $ 1,468,116
JANUS ASPEN BALANCED SUBACCOUNT
  Investar Vision...........................................       79,457.8658         11.955678      $   949,973
  Top Spectrum..............................................       63,309.0657         11.955678      $   756,903
  Oncore Flex...............................................       10,515.2557         11.619511      $   122,182
  Oncore Value..............................................       42,914.7797         11.665611      $   500,627
  Oncore Premier............................................      164,741.5646         11.627155      $ 1,915,476
SALOMON BROTHERS VARIABLE CAPITAL SUBACCOUNT
  Oncore Flex...............................................        3,518.1965         10.660198      $    37,505
  Oncore Value..............................................        2,810.4357         10.702534      $    30,079
  Oncore Premier............................................       21,659.4320         10.667226      $   231,046
SALOMON BROTHERS VAR. TOTAL RETURN SUBACCOUNT
  Oncore Flex...............................................        3,756.6195          9.998263      $    37,560
  Oncore Value..............................................        4,957.7277         10.037977      $    49,766
  Oncore Premier............................................       28,715.7024         10.004853      $   287,296
SALOMON BROTHERS VARIABLE INVESTORS SUBACCOUNT
  Oncore Flex...............................................        4,237.0237         10.125357      $    42,901
  Oncore Value..............................................        6,726.7725         10.165569      $    68,381
  Oncore Premier............................................       27,821.5618         10.132029      $   281,889
STRONG OPPORTUNITY II SUBACCOUNT
  Oncore Flex...............................................       42,277.1255          9.534784      $   403,103
  Oncore Value..............................................       10,471.1133          9.572665      $   100,236
  Oncore Premier............................................       28,554.4675          9.541070      $   272,440
STRONG SCHAFER VALUE II SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.386490      $         0
  Oncore Value..............................................        1,864.6521          9.423801      $    17,572
  Oncore Premier............................................        3,481.0608          9.392680      $    32,696
STRONG GROWTH II SUBACCOUNT
  Oncore Flex...............................................            0.0000         11.518881      $         0
  Oncore Value..............................................       10,254.9972         11.564594      $   118,595
  Oncore Premier............................................       42,781.7908         11.526465      $   493,123
MORGAN STANLEY UNIVERSAL FIXED INCOME SUBACCOUNT
  Oncore Flex...............................................        3,924.9967         10.442562      $    40,987
  Oncore Value..............................................        3,904.7020         10.484025      $    40,937
  Oncore Premier............................................       44,088.5946         10.449435      $   460,701
MORGAN STANLEY UNIVERSAL US REAL ESTATE SUBACCOUNT
  Oncore Flex...............................................            0.0000          8.935176      $         0
  Oncore Value..............................................            0.0000          8.970704      $         0
  Oncore Premier............................................        9,690.8389          8.941071      $    86,646
MORGAN STANLEY UNIVERSAL VALUE SUBACCOUNT
  Oncore Flex...............................................            0.0000          8.793779      $         0
  Oncore Value..............................................        2,408.4800          8.828718      $    21,264
  Oncore Premier............................................       45,543.5858          8.799574      $   400,764

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
MORGAN STANLEY UNIVERSAL EMERGING MKT DEBT SUBACCOUNT
  Oncore Flex...............................................            0.0000          6.715933      $         0
  Oncore Value..............................................            0.0000          6.742711      $         0
  Oncore Premier............................................        1,130.7346          6.720380      $     7,599
GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT
  Oncore Flex...............................................       10,579.1958          8.842262      $    93,544
  Oncore Value..............................................       24,325.6525          8.877426      $   215,949
  Oncore Premier............................................       49,517.9809          8.848103      $   438,140
GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT
  Oncore Flex...............................................       13,701.2141         10.178701      $   139,461
  Oncore Value..............................................       21,555.3686         10.219123      $   220,277
  Oncore Premier............................................       48,080.8572         10.185409      $   489,723
GOLDMAN SACHS VIT GLOBAL INCOME SUBACCOUNT
  Oncore Flex...............................................            0.0000         10.562975      $         0
  Oncore Value..............................................        1,759.2795         10.604929      $    18,657
  Oncore Premier............................................        6,044.1431         10.569939      $    63,886
GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT
  Investar Vision...........................................        9,474.7690         11.582489      $   109,741
  Top Spectrum..............................................       27,170.3186         11.582489      $   314,700
  Oncore Flex...............................................            0.0000         11.183295      $         0
  Oncore Value                                                     15,484.3109         11.227684      $   173,853
  Oncore Premier............................................       41,158.0548         11.190658      $   460,586

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25% for mortality and expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $300,000 during 1998.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

[KPMG LOGO]




                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly-owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 1998 and 1997

                    With Independent Auditors' Report Thereon

                               [KPMG LETTERHEAD]




                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly-owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the consolidated financial statements of the Company taken as a whole. The consolidating information included in Schedules 1 and 2 is presented for purposes of additional analysis of the consolidated financial statements rather than to present the financial position, results of operations, and cash flows of the individual companies. The consolidating information has been subjected to the auditing procedures applied in the audits of the consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the consolidated financial statements taken as a whole.


/s/ KPMG LLP

Cincinnati, Ohio
January 29, 1999

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997

                      (in thousands, except share amounts)

                                      ASSETS                            1998               1997
                                                                     ------------       -----------
Investments (notes 5, 9 and 10):
    Securities available-for-sale, at fair value:
       Fixed maturities                                               $2,600,552         2,687,847
       Equity securities                                                  93,649            81,983
    Fixed maturities held-to-maturity, at amortized cost                 679,528           724,892
    Mortgage loans on real estate, net                                 1,144,424         1,230,256
    Real estate, net                                                       8,724            21,820
    Policy loans                                                          40,810           153,348
    Other long-term investments                                           41,697            42,539
    Short-term investments                                                98,315            37,509
                                                                      ----------        ----------
             Total investments                                         4,707,699         4,980,194

Cash                                                                       9,451            14,012
Accrued investment income                                                 58,388            64,079
Deferred policy acquisition costs                                        183,281           250,942
Reinsurance recoverable                                                   75,394            61,862
Other assets                                                              35,034            42,683
Assets held in Separate Accounts                                       1,154,576           916,790
Closed block assets (note 2)                                             636,083                 -
                                                                      ==========        ==========
             Total assets                                             $6,859,906         6,330,562
                                                                      ==========        ==========

                             LIABILITIES AND EQUITY
Future policy benefits and claims (note 6)                            $3,968,009         4,445,474
Policyholders' dividend accumulations                                     46,276            62,423
Other policyholder funds                                                  13,604            17,069
Note payable (net of unamortized discount of $722 in 1998
    and $766 in 1997) (note 7)                                            84,278            84,234
Federal income taxes (note 8):
    Current                                                               21,230            12,658
    Deferred                                                              67,482            65,380
Other liabilities                                                        130,208           117,537
Liabilities related to Separate Accounts                               1,107,049           887,542
Closed block liabilities (note 2)                                        713,162                 -
                                                                      ----------        ----------
             Total liabilities                                        $6,151,298         5,692,317
                                                                      ----------        ----------
Equity (notes 3 and 12):
    Class A Common stock, $1 par value. 10,000,000 authorized,
       issued and outstanding                                             10,000                 -
    Accumulated other comprehensive income                               107,444           102,956
    Retained earnings                                                    591,164           535,289
                                                                      ----------        ----------
             Total equity                                                708,608           638,245
Commitments and contingencies (notes 10 and 14)
                                                                      ----------        ----------
             Total liabilities and equity                             $6,859,906         6,330,562
                                                                      ==========        ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997 and 1996

                                 (in thousands)



                                                               1998               1997              1996
                                                           ------------       ------------      ------------
Revenues (note 15):
    Traditional life insurance premiums                      $  96,423           116,402           113,176
    Accident and health insurance premiums                      25,183            23,921            23,478
    Annuity premiums and charges                                45,386            37,630            28,757
    Universal life policy charges                               59,743            50,991            42,304
    Net investment income (note 5)                             376,403           390,547           370,702
    Net realized gains on investments (note 5)                   1,693            12,500             8,761
    Other income                                                 3,113             2,265             1,861
    Contribution from the closed block (note 2)                  5,851                 -                 -
                                                             ---------         ---------         ---------
                                                               613,795           634,256           589,039
                                                             ---------         ---------         ---------

Benefits and expenses:
    Benefits and claims                                        389,579           398,598           379,116
    Provision for policyholders' dividends on
       participating policies (note 12)                         20,792            25,399            26,996
    Amortization of deferred policy acquisition costs           19,351            23,108            19,341
    Other operating costs and expenses                          75,698            80,792            71,111
                                                             ---------         ---------         ---------
                                                               505,420           527,897           496,564
                                                             ---------         ---------         ---------
             Income before Federal income taxes                108,375           106,359            92,475
                                                             ---------         ---------         ---------

Federal income taxes (note 8):
    Current expense                                             40,824            41,373            37,443
    Deferred benefit                                              (324)           (2,101)           (4,571)
                                                             ---------         ---------         ---------
                                                                40,500            39,272            32,872
                                                             ---------         ---------         ---------
             Net income                                      $  67,875            67,087            59,603
                                                             =========         =========         =========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity
                  Years ended December 31, 1998, 1997 and 1996
                                 (in thousands)

                                                              ACCUMULATED
                                                                 OTHER
                                                 COMMON      COMPREHENSIVE       RETAINED          TOTAL
                                                  STOCK          INCOME          EARNINGS          EQUITY
                                               ----------    -------------      ----------        ---------
1996:
  Balance, beginning of year                    $      -          85,844          408,599          494,443
  Comprehensive income:
     Net income                                        -               -           59,603           59,603
     Other comprehensive loss (note 4)                 -         (39,037)               -          (39,037)
                                                                                                  --------
  Total comprehensive income                                                                        20,566
                                                --------        --------         --------         --------
  Balance, end of year                          $      -          46,807          468,202          515,009
                                                ========        ========         ========         ========

1997:
  Balance, beginning of year                    $      -          46,807          468,202          515,009
  Comprehensive income:
     Net income                                        -               -           67,087           67,087
     Other comprehensive income (note 4)               -          56,149                -           56,149
                                                                                                  --------
  Total comprehensive income                                                                       123,236
                                                --------        --------         --------         --------
  Balance, end of year                          $      -         102,956          535,289          638,245
                                                ========        ========         ========         ========

1998:
  Balance, beginning of year                    $      -         102,956          535,289          638,245
  Stock issuance                                  10,000               -          (10,000)               -
  Dividends paid                                       -               -           (2,000)          (2,000)
  Comprehensive income:
     Net income                                        -               -           67,875           67,875
     Other comprehensive income (note 4)               -           4,488                -            4,488
                                                                                                  --------
  Total comprehensive income                                                                        72,363
                                                --------        --------         --------         --------
  Balance, end of year                          $ 10,000         107,444          591,164          708,608
                                                ========        ========         ========         ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997 and 1996

                                 (in thousands)

                                                                                  1998                1997                 1996
                                                                             -------------        --------------       -------------
Cash flows from operating activities:
    Net income                                                                $    67,875              67,087              59,603
    Adjustments to reconcile net income to net cash
       provided by operating activities:
          Capitalization of deferred policy acquisition costs                     (51,502)            (48,507)            (43,711)
          Amortization of deferred policy acquisition costs                        19,351              23,108              19,341
          Amortization and depreciation                                              (278)              4,342               1,095
          Realized gains on invested assets, net                                   (1,693)            (12,500)             (8,761)
          Deferred Federal income tax (benefit)                                      (324)             (2,101)             (4,571)
          (Increase) decrease in accrued investment income                          5,691              (1,740)                789
          (Increase) decrease in other assets                                      (6,383)            (14,548)              3,169
          Net increase in separate accounts                                       (18,279)            (16,011)               (958)
          Increase in policyholder account balances                                36,161              40,843              20,249
          (Decrease) increase in policyholders' dividend
             accumulations and other funds                                        (19,612)               (243)                 28
          Increase (decrease) in current Federal income tax payable                 8,572              (2,149)             (6,842)
          Increase in other liabilities                                            16,032               3,603              11,134
          Other, net                                                              (15,403)              1,946               1,885
          Closed block activity                                                   (11,268)                  -                   -
                                                                              -----------         -----------         -----------
                  Net cash provided by operating activities                        28,940              43,130              52,450
                                                                              -----------         -----------         -----------
Cash flows from investing activities:
    Proceeds from maturity of fixed maturities available-for-sale                  11,167             298,686             145,554
    Proceeds from sale of fixed maturities available-for-sale                     188,333              51,770              74,977
    Proceeds from sale of equity securities                                         9,603               4,996              15,001
    Proceeds from maturity of fixed maturities held-to-maturity                   103,534              75,530              57,129
    Proceeds from repayment of mortgage loans on real estate                      182,845             180,745             140,831
    Proceeds from sale of real estate                                              15,906              19,078               4,181
    Cost of fixed maturities available-for-sale acquired                         (293,287)           (367,027)           (331,991)
    Cost of equity securities acquired                                             (9,425)             (7,205)             (4,000)
    Cost of fixed maturities held-to-maturity acquired                           (121,886)           (110,982)            (76,022)
    Cost of mortgage loans on real estate acquired                               (197,021)           (321,914)           (332,088)
    Cost of real estate acquired                                                     (846)             (1,310)               (836)
    Change in policy loans, net                                                    (4,321)               (620)             (4,045)
    Change in other assets, net                                                     5,253                 312              (2,149)
    Change in closed block investments, net                                       (49,658)                  -                   -
                                                                              -----------         -----------         -----------
                  Net cash used in investing activities                          (159,803)           (177,941)           (313,458)
                                                                              -----------         -----------         -----------
Cash flows from financing activities:
    Increase in universal life and investment product account balances          1,133,125           1,000,919             973,793
    Decrease in universal life and investment product account balances           (940,656)           (884,395)           (745,546)
    Proceeds from note issue                                                            -                   -              49,340
    Repayment of note                                                                   -                   -             (16,477)
    Dividends to shareholders                                                      (2,000)                  -                   -
    Other, net                                                                     (3,361)                 80                  68
                                                                              -----------         -----------         -----------
                  Net cash provided by financing activities                       187,108             116,604             261,178
                                                                              -----------         -----------         -----------
Net increase (decrease) in cash and cash equivalents                               56,245             (18,207)                170
Cash and cash equivalents, beginning of year                                       51,521              69,728              69,558
                                                                              -----------         -----------         -----------
Cash and cash equivalents, end of year                                        $   107,766              51,521              69,728
                                                                              ===========         ===========         ===========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)

(1)    ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

       The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly-owned stock life insurance subsidiary included in the consolidated financial statements. The Company's other wholly-owned subsidiaries are not life insurance enterprises and are included in the consolidated financial statements on an equity basis. These non-insurance subsidiaries are not material to the Company's consolidated results of operations or financial position. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

       On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The plan of reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance and became effective on August 1, 1998 (Effective Date). As part of the reorganization (see footnote (1)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

       (a)    VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       (b)    REVENUES AND BENEFITS

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       (c)    DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see Note 2(a)).


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (d)    SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

       (e)    FUTURE POLICY BENEFITS

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see Note 6).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

       (f)    PARTICIPATING BUSINESS

              Participating business represents approximately 41% of the Company's ordinary life insurance in force in 1998. In 1997 and 1996, participating business represented approximately 42% and 43%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1998.

       (g)    REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

       (h)    FEDERAL INCOME TAX

              The Company is included as part of the consolidated Federal income tax return of its ultimate parent, OHMH. The Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       (i)    CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

       (j)    USE OF ESTIMATES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims and contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

       (k)    CLOSED BLOCK

              The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

              The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charges to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



Summarized financial information of the Closed Block as of December 31, 1998 and for the five months ended December 31, 1998, is as follow:


Closed Block assets:
     Fixed maturity securities available-for-sale, at fair value (amortized cost of         $
        $215,144)                                                                                 233,722
     Fixed maturity securities held-to-maturity, at amortized cost                                 70,000
     Short-term investments, at fair value                                                          3,615
     Mortgage loans on real estate, net                                                           100,756
     Policy loans                                                                                 116,745
     Accrued investment income                                                                      6,008
     Other assets                                                                                  10,528
     Reinsurance recoverable                                                                        2,871
     Deferred policy acquisition costs                                                             91,838
                                                                                               -----------
                                                                                            $     636,083
                                                                                               ===========

Closed Block liabilities:
     Future policy benefits and claims                                                            675,498
     Other policyowner funds                                                                        3,656
     Policyholders' dividend accumulations                                                         27,506
     Deferred Federal income tax liability                                                          6,502
                                                                                               -----------
                                                                                            $     713,162
                                                                                               ===========

Closed Block revenues and expenses:
     Traditional life insurance premiums                                                           31,731
     Net investment income                                                                         19,941
     Net realized gains on investments                                                                210
     Other income                                                                                      34
     Benefits and claims                                                                         (32,640)
     Amortization of deferred acquisition costs                                                   (4,187)
     Other operating costs and expenses                                                           (2,386)
     Provision for policyholders' dividends on participating policies                             (6,852)
                                                                                               -----------

      Income before Federal income taxes   (1)                                              $       5,851
                                                                                               ===========

(1) Represents contribution from the Closed Block.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (l)    EMERGING ACCOUNTING ISSUES

              On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information" (SFAS 131). SFAS 131 establishes standards for public companies to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 did not affect the results of operations of the Company or financial position.
              The segment information required by SFAS 131 is in note 15.

              On January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" (SFAS 132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. SFAS 132 does not change the measurement or recognition of benefit plans in the consolidated financial statements. The revised disclosures required by SFAS 132 are included in Note 11.

              In March 1998, the American Institute of Certified Public Accountants' Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on the appropriate accounting treatment for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998 with earlier application encouraged. The Company does not believe that the adoption of SOP 98-1 will have a material impact on consolidated results of operations or financial condition.

              In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and that those assets or liabilities be measured at fair value. SFAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999, with earlier application permitted. The Company is currently reviewing the requirements of this Statement and evaluating what, if any, impact it will have on consolidated results of operations and financial condition.

       (m)    RECLASSIFICATIONS

              Certain amounts in the 1997 and 1996 consolidated financial statements have been reclassified to conform with 1998 presentation.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)

(3)    BASIS OF PRESENTATION

       The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, insurance subsidiaries, filed with the Department of Insurance of the State of Ohio, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
       (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

       The statutory basis net income and capital and surplus of ONLIC and ONLAC after intercompany eliminations included in the accompanying consolidated financial statements was $51,900, $53,696 and $44,503 for the years ended December 31, 1998, 1997 and 1996, respectively and $408,928 and $362,565 as of December 31, 1998 and 1997, respectively.


(4)    COMPREHENSIVE INCOME

       Pursuant to Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income", the Consolidated Statements of Shareholders' Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within a separate component of shareholders' equity that bypass net income. The components of other comprehensive income, including the related Federal tax amounts, were as follows for the years ended December 31:


                                                                          1998             1997              1996
                                                                        --------         --------         --------
Unrealized gains (losses) on securities available-for-sale
arising during the period:
          Net of adjustment to deferred policy acquisition costs        $ 11,418           86,670          (52,485)
          Related Federal tax (expense) benefit                           (4,003)         (30,335)          18,370
                                                                        --------         --------         --------
                        Net                                                7,415           56,335          (34,115)
                                                                        --------         --------         --------
Less:
Reclassification adjustment for net (gains) losses on
securities available-for-sale realized during the period:
          Gross                                                            4,504              287            7,572
          Related Federal tax expense (benefit)                           (1,577)            (101)          (2,650)
                                                                        --------         --------         --------
                        Net                                                2,927              186            4,922
                                                                        --------         --------         --------

Total other comprehensive income (loss)                                 $  4,488           56,149          (39,037)
                                                                        ========         ========         ========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


(5)    INVESTMENTS

       An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:

                                                                                                   REALIZED GAINS (LOSSES)
                                                            INVESTMENT INCOME                           ON INVESTMENTS
                                                  ---------------------------------------   ---------------------------------------
                                                    1998           1997          1996          1998          1997          1996
                                                  ----------     ---------    -----------   -----------    ----------    ----------
         Securities available-for-sale:
            Fixed maturities                   $   204,171       207,377       203,271    $    (2,132)        2,056         3,168
            Equity securities                        2,638         2,793         4,021            178            38         4,077
         Fixed maturities held-to-maturity          59,524        62,348        61,509          5,325         2,539         1,304
         Mortgage loans on real estate             106,418       103,566        89,391            371         1,863         1,262
         Real estate                                 2,334         6,123         8,693          2,416         4,418          (605)
         Policy loans                                7,820         9,834         9,420              -             -             -
         Short-term                                    167         5,010         3,419              -             -             -
         Other                                       6,553         6,612         5,042         (4,558)         (387)       (1,434)
                                                  ----------     ----------    ----------    ----------    ----------    ----------
                Total                              389,625       403,663       384,766          1,600        10,527         7,772

         Investment expenses                       (13,222)      (13,116)      (14,064)
         Change in valuation allowances:
              Mortgage loans on real estate                                                        93           (63)          926
              Real estate and other                                                                 -         2,036            63
                                                                                             ----------    ----------    ----------
                                                                                                   93         1,973           989
                                                  -----------   -----------   -----------
                Net investment  income         $   376,403       390,547       370,702
                                                  ===========   ===========   ===========
                Net realized gains on
                                                                                             ----------    ----------    ----------
                  investments                                                             $     1,693        12,500         8,761
                                                                                             ==========    ==========    ==========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


       The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                              DECEMBER 31, 1998
                                                      ---------------------------------------------------------------------
                                                                            GROSS             GROSS
                                                        AMORTIZED         UNREALIZED        UNREALIZED          ESTIMATED
                                                           COST             GAINS             LOSSES           FAIR VALUE
                                                      -------------     --------------     -------------      -------------
Securities available-for-sale
-----------------------------
  Fixed maturities:
     U.S. Treasury securities and obligations of
         U.S. government operations and agencies        $  121,670            13,584                  -            135,254
     Obligations of states and political
         subdivisions                                       84,564             9,671                (40)            94,195
     Debt securities issued by foreign
         governments                                         2,888               735                  -              3,623
     Corporate securities                                1,593,332           123,019            (15,528)         1,700,823
     Mortgage-backed securities                            631,745            35,670               (758)           666,657
                                                        ----------        ----------         ----------         ----------
            Total fixed maturities                      $2,434,199           182,679            (16,326)         2,600,552
                                                        ==========        ==========         ==========         ==========
  Equity securities                                     $   42,457            54,234             (3,042)            93,649
                                                        ==========        ==========         ==========         ==========

Fixed maturity securities held-to-maturity
------------------------------------------
  Obligations of states and political                   $   10,265               825               (179)            10,911
     subdivisions
  Corporate securities                                     654,447            67,185               (529)           721,102
  Mortgage-backed securities                                14,816             1,233                  -             16,049
                                                        ----------        ----------         ----------         ----------
                                                        $  679,528            69,243               (708)           748,062
                                                        ==========        ==========         ==========         ==========



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



                                                                                 DECEMBER 31, 1997
                                                             -----------------------------------------------------------
                                                                                GROSS         GROSS
                                                              AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
                                                                 COST           GAINS         LOSSES       FAIR VALUE
                                                             -------------  -------------- ------------- ---------------
        Securities available-for-sale
        -----------------------------
          Fixed maturities:
             U.S. Treasury securities and obligations of
                 U.S. government operations and agencies     $    125,785          7,976          (184)         133,577
             Obligations of states and political
                 subdivisions                                      53,646          4,449           (90)          58,005
             Corporate securities                               1,657,487        128,028        (1,565)       1,783,950
             Mortgage-backed securities                           688,343         25,142        (1,170)         712,315
                                                             -------------  -------------- ------------- ---------------
                    Total fixed maturities                   $  2,525,261        165,595        (3,009)       2,687,847
                                                             =============  ============== ============= ===============
          Equity securities                                  $     41,423         41,369          (809)          81,983
                                                             =============  ============== ============= ===============

        Fixed maturity securities held-to-maturity
        ------------------------------------------
          Obligations of states and political subdivisions   $     15,018          1,551          (403)          16,166

          Corporate securities                                    695,480         69,463        (3,248)         761,695
          Mortgage-backed securities                               14,394            775           (47)          15,122
                                                             -------------  -------------- ------------- ---------------
                                                             $    724,892         71,789        (3,698)         792,983
                                                             =============  ============== ============= ===============

       The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                                       1998            1997
                                                                    -----------     -----------

         Gross unrealized gain                                   $     217,545         203,146
         Adjustment to deferred policy acquisition costs               (48,834)        (41,350)
         Deferred Federal income tax                                   (61,267)        (58,840)
                                                                    -----------     -----------
                                                                 $     107,444         102,956
                                                                    ===========     ===========

       The net unrealized gain on securities available-for-sale includes a net unrealized gain on equity securities of $30,823 in 1998 ($24,715 in 1997) and a net unrealized gain on fixed maturities of $76,621 in 1998 ($78,241 in 1997).


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


       An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                        1998          1997             1996
                                                      ----------    ----------     -----------

         Securities available-for-sale:
             Fixed maturities                      $      3,767        91,601        (95,101)
             Equity securities                           10,632        15,972          4,769
         Fixed maturities held-to-maturity                  444        14,217        (39,811)

       The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                       FIXED MATURITY SECURITIES
                                                    -----------------------------------------------------------------
                                                          AVAILABLE-FOR-SALE                 HELD-TO-MATURITY
                                                    -------------------------------    ------------------------------
                                                     AMORTIZED         ESTIMATED         AMORTIZED        ESTIMATED
                                                        COST           FAIR VALUE          COST          FAIR VALUE
                                                    -------------     -------------    --------------    ------------

         Due in one year or less                 $        48,114            49,448            27,847           29,841
         Due after one year through five years           518,076           544,771           197,361          211,673
         Due after five years through ten years          814,285           856,819           308,397          337,787
         Due after ten years                           1,053,724         1,149,514           145,923          168,761
                                                    -------------     -------------    --------------    ------------
                                                 $     2,434,199         2,600,552           679,528          748,062
                                                    =============     =============    ==============    ============

       Proceeds from the sale of securities available-for-sale (excludes calls) during 1998, 1997 and 1996 were $3,186, $51,770, and $74,977, respectively. Gross gains of $0 ($203 in 1997 and $1,667 in 1996) and gross losses of $38 ($283 in 1997 and $534 in 1996) were realized on those sales.

       Investments with an amortized cost of $11,750 and $7,700 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $1,730 in 1998 ($11,172 in 1997) and valuation allowances of $0 in 1998 and 1997.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 1998 and one mortgage loan on real estate of $570 in process of foreclosure as of December 31, 1998.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



(6)    FUTURE POLICY BENEFITS AND CLAIMS

       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 93% of the total liability for future policy benefits as of December 31, 1998 and approximately 68% of the total liability for future policy benefits as of December 31, 1997) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.7%, 6.8% and 6.8% for the years ended December 31, 1998, 1997 and 1996, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

               Interest rates:  Interest rates vary as follows:

                       YEAR OF ISSUE                     INTEREST RATE
                       -------------                     -------------

                       1998, 1997 and 1996               4 - 5.5%
                       1995 and prior                    2.25 - 6.0%

               Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience

               Mortality: Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.


(7)    NOTES PAYABLE

       On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356, $7,356 and $6,290 during the years ended December 31, 1998, 1997 and 1996, respectively.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




(8)    FEDERAL INCOME TAX

       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 1998.

       Total income taxes for the years ended December 31, 1998, 1997 and 1996 were allocated as follows:

                                                                 1998             1997            1996
                                                              ------------     -----------     -----------

         Operations                                        $      40,500           39,272          32,872
         Unrealized gains (loss) on securities
             available for sale                                    2,426           30,324         (22,045)
                                                              ------------     -----------     -----------
                                                           $      42,926           69,596          10,827
                                                              ============     ===========     ===========



       Total Federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                              1998                     1997                     1996
                                      ----------------------   ----------------------   ----------------------
                                        AMOUNT         %         AMOUNT        %          AMOUNT         %
                                      -----------   --------   -----------  ---------   -----------   --------
        Computed (expected)
             tax expense            $     37,931      35.0         37,226     35.0          32,366      35.0
        Differential earnings              1,232       1.1          3,720      3.5           3,616       3.9
        Dividends received
             deduction and tax
             exempt interest              (1,279)     (1.1)        (1,406)    (1.3)         (1,440)     (1.6)
        Other, net                         2,616       2.4           (268)    (0.3)         (1,670)     (1.8)
                                      -----------   --------   -----------  ---------   -----------   --------
                                    $     40,500      37.4         39,272     36.9          32,872      35.5
                                      ===========   ========   ===========  =========   ===========   ========

       Included in other, net in 1998 are non-deductible expenses related to the reorganization to a mutual holding company structure.

       Total Federal income tax paid was $32,251, $43,522 and $44,823 (net of refunds of $6,661, $0 and $0) during the years ended December 31, 1998, 1997 and 1996, respectively.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)




       The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 relate to the following:

                                                                                         1998           1997
                                                                                      -----------    -----------
         Deferred tax assets:
              Future policy benefits                                               $     64,968         57,903
              Mortgage loans on real estate                                               3,130          1,986
              Other assets and liabilities                                               12,722         14,063
                                                                                      -----------    -----------
                       Total gross deferred tax assets                                   80,820         73,952
                                                                                      -----------    -----------


         Deferred tax liabilities:
              Fixed maturity securities available-for-sale                               59,115         57,290
              Deferred policy acquisition costs                                          70,311         66,844
              Other fixed maturities, equity securities and other
                  long-term investments                                                  17,523         14,286
              Other                                                                       1,353            912
                                                                                      -----------    -----------
                       Total gross deferred tax liabilities                             148,302        139,332
                                                                                      -----------    -----------
                       Net deferred tax liability                                  $     67,482         65,380
                                                                                      ===========    ===========



       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1998 and 1997. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1998.

(9)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

       Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

             CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

             INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

             SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

             MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

             INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

             NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

             POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                                     1998                           1997
                                                         -----------------------------  -----------------------------
                                                           CARRYING        ESTIMATED       CARRYING      ESTIMATED
                                                            AMOUNT        FAIR VALUE        AMOUNT      FAIR VALUE
                                                         --------------  --------------  ------------- --------------
        ASSETS
           Investments:
             Securities available-for-sale:
                Fixed maturities                       $    2,600,552        2,600,552      2,687,847      2,687,847
                Equity securities                              93,649           93,649         81,983         81,983
             Fixed maturities held-to-maturity                679,528          748,062        724,892        792,983
             Mortgage loans on real estate                  1,144,424        1,242,109      1,230,256      1,324,735
             Policy loans                                      40,810           40,810        153,348        153,348
             Short-term investments                            98,315           98,315         37,509         37,509
           Cash                                                 9,451            9,451         14,012         14,012
           Assets held in Separate Accounts                 1,154,576        1,154,576        916,790        916,790

        LIABILITIES
           Guaranteed investment contracts             $    1,094,242        1,096,184      1,041,271      1,050,429
           Individual deferred annuity contracts            1,076,504        1,063,799      1,088,355      1,056,643
           Other annuity contracts                            898,781          945,694        921,100        957,977
           Note payable                                        84,278           92,732         84,234         95,544
           Dividend accumulations and
             other policyholder funds                          59,880           59,880         79,492         79,492
           Liabilities related to separate accounts         1,107,049        1,107,049        887,542        887,542


(10)   ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

       (a)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

              The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $229,000 and $144,000 as of December 31, 1998 and 1997, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



       (b)    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

              Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 1998. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1998 and 1997:

                                                                       1998           1997
                                                                   -------------  -------------
        Mortgage assets by type
        -----------------------
             Retail                                             $       329,040        332,621
             Office                                                     294,183        345,313
             Apartment                                                  265,746        297,647
             Industrial                                                 152,840        159,425
             Other                                                      111,243        104,886
                                                                   -------------  -------------
                                                                      1,153,052      1,239,892
                 Less valuation allowances                                8,628          9,636
                                                                   -------------  -------------
                      Total mortgage loans on real estate, net  $     1,144,424      1,230,256
                                                                   =============  =============


(11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS

       The Company sponsors a funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

       The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

           Home Office Employee Health Plan
           --------------------------------

           The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996, may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



           Career Agents Health Plan
           -------------------------

           Only career agents with contracts effective prior to January 1, 1996, may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

                                                      PENSION BENEFITS                  OTHER BENEFITS
                                                 -------------------------         -------------------------
                                                   1998              1997             1998             1997
                                                 --------         --------         --------         --------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year          $ 45,583           39,047           14,572           14,584
Service cost                                        2,520            2,221              258              301
Interest cost                                       3,131            3,072              333              468
Actuarial gain (loss)                                 738            5,063             (643)            (474)
Benefits paid                                      (5,195)          (3,820)            (282)            (307)
                                                 --------         --------         --------         --------
Benefit obligation at end of year                $ 46,777           45,583           14,238           14,572
                                                 ========         ========         ========         ========

CHANGE IN PLAN ASSETS
Fair value of assets at beginning of year        $ 24,854           24,050                -                -
Actual return on plan assets                        1,335            2,273                -                -
Employer contribution                                 701            1,226                -                -
Benefits paid                                      (3,093)          (2,695)               -                -
                                                 --------         --------         --------         --------
Fair value of assets at end of year              $ 23,797           24,854                -                -
                                                 ========         ========         ========         ========

CALCULATION OF FUNDED STATUS
Funded status                                    $(22,980)         (20,729)         (14,238)         (14,572)
Unrecognized actuarial loss                         9,625            8,687                -                -
Unrecognized prior service cost                      (745)            (812)               -                -
                                                 --------         --------         --------         --------
Net amount recognized                            $(14,100)         (12,854)         (14,238)         (14,572)
                                                 ========         ========         ========         ========


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets.

                                                          PENSION BENEFITS
                                           -------------------------------------------
                                             1998              1997             1996
                                             ----              ----             ----
Projected Benefit Obligation                  18,708           18,299          14,613
Accumulated Benefit Obligation                13,864           14,307          11,396
Assets                                           -                257             243
Minimum Liability                             13,864           14,050          11,153
Accrued Pension Cost                         (10,829)          (9,620)         (9,221)
Unrecognized Transition Obligation             2,620            2,911           3,202


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)



WEIGHTED AVERAGE ASSUMPTIONS AS OF DECEMBER 31
                                                          PENSION BENEFITS                OTHER BENEFITS
                                                    --------------------------------    -----------------------------
                                                         1998              1997            1998             1997
                                                    ---------------     ------------    ------------     ------------
Discount rate                                             5.80%            5.90%            6.94%            7.50%
Expected return on plan assets                            9.00%            9.00%             -                -
Rate of compensation increase                             5.70%            5.40%             -                -

For measurement purposes, a nine percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate was assumed to decrease gradually to five percent for 2001 and remain at that level thereafter.

COMPONENTS OF NET PERIODIC BENEFIT COST
                                                    PENSION BENEFITS                         OTHER BENEFITS
                                          --------------------------------------   -----------------------------------
                                             1998          1997         1996         1998        1997         1996
                                          -----------    ----------   ----------   ---------   ----------  -----------
Service cost                            $   2,520         2,221         2,169         258          301         467
Interest cost                               3,131         3,072         2,896         333          468         768
Expected return on plan assets             (2,087)       (2,037)       (1,860)          -            -           -
Amortization of prior service cost            (67)          (67)          (67)       (504)        (367)       (199)
Recognized actuarial loss                     564           300           384        (139)        (107)          -
                                          -----------    ----------   ----------   ----------  ----------   ----------
Net periodic benefit cost               $   4,061         3,489         3,522         (52)         295       1,036
                                          ===========    ==========   ==========   ==========  ==========   ==========

       The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1998 and 1997 by $236 and $1,078, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1998 and 1997 by $17 and $36, respectively.

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1998, 1997, and 1996 were $1,829, $1,825 and $1,614, respectively.

       The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 1998, 1997 and 1996 were $5,697, $3,949 and $2,950, respectively.

 (12)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as established by the NAIC as of December 31, 1998.

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,648 and $1,673 as of December 31, 1998 and 1997, respectively.

       The payment of dividends by the Company to its participating policyholders is based on the dividend scale declared at least annually by the Company's Board of Directors.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


(13)   BANK LINES OF CREDIT

       As of December 31, 1998 and 1997, ONLIC had a $10,000 unsecured line of credit which was not utilized during 1998 and 1997.

(14)   CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $75,394 and $61,862 at December 31, 1998 and 1997, respectively. Ceded premiums approximated 9%, 11%, and 11% of gross earned life and accident and health premiums during 1998, 1997 and 1996, respectively.

 (15)  SEGMENT INFORMATION

       The Company conducts its business in two segments: life and other insurance and annuity and investment products. Life and other insurance includes whole life, universal life, variable universal life, and endowments, as well as term life, health insurance, and other miscellaneous insurance products provided to individuals and groups. All products within this segment share similar distribution systems and some degree of mortality (loss of life) or morbidity (loss of health) risk. The products in this segment are designed to provide a vehicle for risk management for policyholders. Annuity and investment products include guaranteed investment and accumulated deposit contracts issued to groups and deferred and immediate annuities issued to individuals. The products in this segment are primarily designed for asset accumulation and generation of investment returns. All revenue, expense, asset and liability amounts are allocated to one of the two segments. As such, the sum of the financial information from these segments equals the information of the Company as a whole.



                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996

                                 (in thousands)


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1998
                                                           ------------------------------------------------------------------
                                                                                        ANNUITY AND
                                                             LIFE AND OTHER              INVESTMENT
                                                                INSURANCE                 PRODUCTS                 TOTAL
                                                            ------------------     ---------------------    -----------------

Premiums, policy charges and investment income (1)     $            304,174                307,928                   612,102
Net realized gains (losses) on investments                             (920)                 2,613                     1,693
                                                            ------------------     ---------------------    -----------------
          Total revenues                                            303,254                310,541                   613,795
                                                            ==================     =====================    =================

Income before Federal income taxes                                   44,897                 63,477                   108,375
                                                            ==================     =====================    =================

Total assets                                                      2,389,353              4,470,553                 6,859,906
                                                            ==================     =====================    =================


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1997
                                                            -----------------------------------------------------------------
                                                                                       ANNUITY AND
                                                             LIFE AND OTHER        INVESTMENT PRODUCTS
                                                                INSURANCE                                        TOTAL
                                                            ------------------     --------------------    ------------------

Premiums, policy charges and investment income        $             314,379                307,377                  621,756
Net realized gains on investments                                     7,892                  4,608                   12,500
                                                            ------------------     ---------------------    -----------------
          Total revenues                              $             322,271                311,985                  634,256
                                                            ==================     ====================    ==================

Income before Federal income taxes                    $              49,013                 57,346                  106,359
                                                            ==================     ====================    ==================

Total assets                                          $           2,972,192              3,358,370                6,330,562
                                                            ==================     ====================    ==================


                                                                               FOR THE YEAR ENDED OR AS OF
                                                                                    DECEMBER 31, 1996
                                                            -----------------------------------------------------------------
                                                                                       ANNUITY AND
                                                             LIFE AND OTHER        INVESTMENT PRODUCTS
                                                                INSURANCE                                        TOTAL
                                                            ------------------     --------------------    ------------------

Premiums, policy charges and investment income        $             295,860                284,418                  580,278
Net realized gains on investments                                     3,330                  5,431                    8,761
                                                            ------------------     ---------------------    -----------------
          Total revenues                              $             299,190                289,849                  589,039
                                                            ==================     ====================    ==================

Income before Federal income taxes                    $              45,057                 47,418                   92,475
                                                            ==================     ====================    ==================

Total assets                                          $           2,522,004              3,259,585                5,781,589
                                                            ==================     ====================    ==================

(1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1998.

                                                                      SCHEDULE 1

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                    Consolidating Information - Balance Sheet

                                December 31, 1998

                                 (in thousands)



                                                          THE OHIO             OHIO
                                                        NATIONAL LIFE      NATIONAL LIFE
                                                          INSURANCE          ASSURANCE
                             ASSETS                        COMPANY          CORPORATION      ELIMINATIONS      CONSOLIDATED
                                                        -------------      --------------    ------------      ------------
INVESTMENTS:
    Securities available-for-sale, at fair value:
       Fixed maturities                                  $1,994,118           606,434                 -          2,600,552
       Equity securities                                    305,844                 -          (212,195)            93,649
    Fixed maturities held-to-maturity, at                                                             -
       amortized cost                                       581,952            97,576                 -            679,528
    Mortgage loans on real estate, net                      914,777           229,647                 -          1,144,424
    Real estate, net                                          8,724                 -                 -              8,724
    Policy loans                                                213            40,597                 -             40,810
    Other long-term investments                              41,697                 -                 -             41,697
    Short-term investments                                   89,318             8,997                 -             98,315
                                                         ----------        ----------        ----------         ----------
             Total investments                            3,936,643           983,251          (212,195)         4,707,699
Cash                                                          3,248             6,203                 -              9,451
Accrued investment income                                    46,425            11,963                 -             58,388
Deferred policy acquisition costs                            44,699           138,582                 -            183,281
Reinsurance recoverable                                      19,915           105,119           (49,640)            75,394
Other assets                                                 39,838             3,791            (8,595)            35,034
Assets held in Separate Accounts                          1,051,270           103,306                 -          1,154,576
Closed block assets                                         636,083                 -                 -            636,083
                                                         ----------        ----------        ----------         ----------
             Total assets                                $5,778,121         1,352,215          (270,430)         6,859,906
                                                         ==========        ==========        ==========         ==========

                     LIABILITIES AND EQUITY

Future policy benefits and claims                         3,016,148         1,001,501           (49,640)         3,968,009
Policyholders' dividend accumulations                        46,276                 -                 -             46,276
Other policyholder funds                                     11,247             2,357                 -             13,604
Note payable, net                                            84,278                 -                 -             84,278
Federal income taxes:
    Current                                                  19,434             1,796                 -             21,230
    Deferred                                                 56,127            11,355                 -             67,482
Other liabilities                                           119,098            19,705            (8,595)           130,208
Liabilities related to Separate Accounts                  1,003,743           103,306                 -          1,107,049
Closed block liabilities                                    713,162                 -                 -            713,162
                                                         ----------        ----------        ----------         ----------
             Total liabilities                            5,069,513         1,140,020           (58,235)         6,151,298
                                                         ----------        ----------        ----------         ----------
EQUITY:
    Common stock and paid-in-capital                         10,000            36,625           (36,625)            10,000
    Accumulated other comprehensive income                  107,444            12,211           (12,211)           107,444
    Retained earnings                                       591,164           163,359          (163,359)           591,164
                                                         ----------        ----------        ----------         ----------
             Total equity                                   708,608           212,195          (212,195)           708,608
                                                         ----------        ----------        ----------         ----------
             Total liabilities and equity                $5,778,121         1,352,215          (270,430)         6,859,906
                                                         ==========        ==========        ==========         ==========


See accompanying independent auditors' report.

                                                                      SCHEDULE 2

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly-owned subsidiary of Ohio National Financial Services, Inc.)

                 Consolidating Information - Statement of Income

                          Year ended December 31, 1998

                                 (in thousands)



                                                       THE OHIO             OHIO
                                                     NATIONAL LIFE     NATIONAL LIFE
                                                       INSURANCE         ASSURANCE
                                                        COMPANY         CORPORATION       ELIMINATIONS      CONSOLIDATED
                                                     -------------     --------------     ------------      ------------

Revenues:
    Traditional life insurance premiums                $  95,438             3,167            (2,182)           96,423
    Accident and health insurance premiums                17,375             7,808                 -            25,183
    Annuity premiums and charges                          44,520               866                 -            45,386
    Universal life policy charges                              -            59,743                 -            59,743
    Net investment income                                332,588            69,547           (25,732)          376,403
    Net realized gains on investments                      1,492               201                 -             1,693
    Other income                                             (33)            3,146                 -             3,113
    Contribution from the closed block                     5,851                 -             5,851
                                                       ---------         ---------         ---------         ---------
                                                         497,231           144,478           (27,914)          613,795
                                                       ---------         ---------         ---------         ---------

Benefits and expenses:
    Benefits and claims                                  312,916            76,663                 -           389,579
    Provision for policyholders' dividends on
       participating policies                             20,792                 -                 -            20,792
    Amortization of deferred policy acquisition
       costs                                               6,908            12,443                 -            19,351
Other operating costs and expenses                        62,482            15,398            (2,182)           75,698
                                                       ---------         ---------         ---------         ---------
                                                         403,098           104,504            (2,182)          505,420
                                                       ---------         ---------         ---------         ---------
             Income before Federal income taxes           94,133            39,974           (25,732)          108,375
                                                       ---------         ---------         ---------         ---------

Federal income taxes:
    Current expense                                       24,811            16,013                 -            40,824
    Deferred (benefit) expense                             1,447            (1,771)                -              (324)
                                                       ---------         ---------         ---------         ---------
                                                          26,258            14,242                 -            40,500
                                                       ---------         ---------         ---------         ---------
             Net income                                $  67,875            25,732           (25,732)           67,875
                                                       =========         =========         =========         =========


See accompanying independent auditors' report.

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 5, 1999

      Statements of Assets and Contract Owners' Equity dated December 31, 1998

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1998 and 1997

      Notes to Financial Statements dated December 31, 1998

      Schedules of Changes in Unit Values for the Years Ended December 31, 1998 and 1997

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated January 29, 1999

      Consolidated Balance Sheets dated December 31, 1998 and 1997

      Consolidated Statements of Income for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Equity for the Years Ended December 31, 1998, 1997 and 1996

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997 and 1996

      Notes to Consolidated Financial Statements dated December 31, 1998, 1997 and 1996

Consent of the following:
      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and
             Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Senior Investment Officer

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Joseph P. Brom*                    Director and Executive Vice President

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski               Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Vice President, Senior Investment Officer

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director

Stephen T. Williams*              Vice President, Equity Investments

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------




-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         A. Bowen
VP & Dir.           S. Williams                                              Sr. Vice Pres.         D. Cook
                                   Treasurer           B. Turner             Sr. Vice Pres.         G. Smith
Treasurer           D. Taney                                                 Vice Pres. & Treas.    R. Broadwell
                                   Compliance Director J. Dunn               Vice President         M. Boedeker
Secretary           R. Benedict                                              Vice President         T. Backus
                                                                             Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
                                                                             Vice President         D. Twarogowski
                                                                             Vice Pres.             J. Houser
VP                  D. Hundley                                               Vice Pres & Secy.      R. Benedict
                                                                             Asst. Secy.            J. Fischer
VP                  J. Martin                                                Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -------------------------------------
                                                                                        SEPARATE ACCOUNT
                                                                           -------------------------------------

                                                                                               R
                                                                                              ---

                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           -----  Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith               Vice President      J.Brom
Vice Pres.          T. Barefield                                                 Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure             Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger               Director            R. Love
Director            R. Love                                                       Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp            Director            G. Vredeveld
Director            G. Vredeveld                                                  Sr. Vice Pres.      T. Barefield


---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS


As of August 9, 1999, the Registrant's contracts were owned by 24,836 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONE, Inc.
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President and Compliance Officer
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President and Treasurer


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$6,658,441                          None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        Firstar Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life

Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 18th day of August, 1999.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/ Thomas A. Barefield
                              -----------------------------------------
                            Thomas A. Barefield, Senior Vice President,
                                 Institutional Sales

Attest:

/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 18th day of August, 1999.


                            THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                              By /s/ Thomas A. Barefield
                                 ------------------------------------------
                                 Thomas A. Barefield, Senior Vice President,
                                                 Institutional Sales

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                         Date
---------                       -----                         ----



 s/David B. O'Maley             Chairman, President,          August 18, 1999
-------------------------       Chief Executive Officer
 David B. O'Maley               and Director


/s/ Joseph P. Brom
-------------------------       Director                      August 18, 1999
 Joseph P. Brom


*s/Dale P. Brown                Director                      August 18, 1999
-------------------------
 Dale P. Brown


*s/Jack E. Brown                Director                      August 18, 1999
-------------------------
 Jack E. Brown


*s/William R. Burleigh          Director                      August 18, 1999
-------------------------
 William R. Burleigh


*s/Victoria B. Buyniski         Director                      August 18, 1999
-------------------------
 Victoria B. Buyniski


*s/Raymond R. Clark             Director                      August 18, 1999
-------------------------
 Raymond R. Clark


 s/Ronald J. Dolan              Director                      August 18, 1999
-------------------------
 Ronald J. Dolan

                                Director
-------------------------
John W. Hayden


*s/Charles S. Mechem, Jr.       Director                      August 18, 1999
-------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                 Director                      August 18, 1999
-------------------------
 James F. Orr


 s/John J. Palmer               Director                      August 18, 1999
-------------------------
 John J. Palmer



 s/D. Gates Smith                Director                      August 18, 1999
-------------------------
 D. Gates Smith

 s/Stuart G. Summers             Director                      August 18, 1999
-------------------------
 Stuart G. Summers

*s/Oliver W. Waddell             Director                      August 18, 1999
-------------------------
 Oliver W. Waddell



*By s/John J. Palmer
-------------------------
   John J. Palmer
   -------------------, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

                           Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


We consent to the use of our reports for the Ohio National Variable Account A dated February 5, 1999 and for The Ohio National Life Insurance Company and subsidiaries dated January 29, 1999 and to the use of our name under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in Post-Effective Amendment No. 4 to File No. 333-43515.






August 18, 1999
Cincinnati, Ohio